UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund: BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.
Schedule of Investments March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Small Cap Index Series of Quantitative Master Series LLC	$103,451,706

Total Investments (Cost - $96,950,472) - 100.0%	103,451,706
Liabilities in Excess of Other Assets - (0.0)%	(40,089)

Net Assets - 100.0%	$103,411,617

BlackRock Small Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2010, the value of the investment and the percentage owned by the Fund of the Series was $103,451,706 and 42.4%, respectively.

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Series.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2010, the Fund’s investment in the Series was classified as Level 2.

Schedule of Investments March 31, 2010 (Unaudited)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Advertising Agencies — 0.6%
AMREP Corp. (a)	300	$4,359
Arbitron, Inc.	5,758	153,509
Constant Contact, Inc. (a)(b)	5,300	123,066
DG FastChannel, Inc. (a)	4,700	150,165
Harte-Hanks, Inc.	9,200	118,312
Marchex, Inc., Class B	5,000	25,550
National CineMedia, Inc.	10,370	178,986
QuinStreet, Inc. (a)	2,200	37,422
Travelzoo, Inc. (a)	1,700	25,517
Valassis Communications, Inc. (a)	11,500	320,045
ValueClick, Inc. (a)	19,280	195,499
Viad Corp.	5,200	106,860

		1,439,290

Aerospace — 1.4%
AAR Corp. (a)	8,868	220,104
AeroVironment, Inc. (a)	2,800	73,108
Argon ST, Inc. (a)	3,200	85,152
Astronics Corp. (a)	2,100	20,601
Ceradyne, Inc. (a)	6,250	141,813
Cubic Corp.	3,852	138,672
Curtiss-Wright Corp.	10,868	378,206
Ducommun, Inc.	1,900	39,919
Esterline Technologies Corp. (a)	6,641	328,265
GenCorp, Inc. (a)	12,171	70,105
Global Defense Technology & Systems, Inc. (a)	600	8,040
Heico Corp.	5,126	264,297
Herley Industries, Inc. (a)	3,300	48,378
Kaman Corp., Class A	6,394	159,914
LMI Aerospace, Inc. (a)	1,500	27,870
Ladish Co., Inc. (a)	3,200	64,512
Moog, Inc., Class A (a)	10,813	382,996
Orbital Sciences Corp. (a)	12,835	243,993
Teledyne Technologies, Inc. (a)	8,734	360,452
Triumph Group, Inc.	3,679	257,861

		3,314,258

Agriculture, Fishing & Ranching — 0.4%
AgFeed Industries, Inc. (a)(b)	7,400	32,486
Alico, Inc.	900	22,725
The Andersons, Inc.	4,300	143,964
Cadiz, Inc. (a)	2,800	35,756
Cal-Maine Foods, Inc.	3,100	105,059
Calavo Growers, Inc.	2,600	47,424
China Green Agriculture, Inc. (a)(b)	1,900	26,600
Fresh Del Monte Produce, Inc. (a)	10,000	202,500
HQ Sustainable Maritime Industries, Inc. (a)	2,100	12,600
Sanderson Farms, Inc.	4,450	238,565
Seaboard Corp.	82	106,526

		974,205

Air Transport — 1.2%
Air Transport Services Group, Inc. (a)	13,000	43,810
AirTran Holdings, Inc. (a)	29,620	150,470

Common Stocks	Shares	Value

Air Transport (concluded)
Alaska Air Group, Inc. (a)	8,198	$338,003
Allegiant Travel Co. (a)(b)	3,400	196,724
Atlas Air Worldwide Holdings, Inc. (a)	4,800	254,640
Bristow Group, Inc. (a)	8,285	312,593
Hawaiian Holdings, Inc. (a)	12,900	95,073
JetBlue Airways Corp. (a)	57,100	318,618
PHI, Inc. (a)	3,300	69,894
Republic Airways Holdings, Inc. (a)	6,700	39,664
SkyWest, Inc.	13,700	195,636
UAL Corp. (a)(b)	39,200	766,360
US Airways Group, Inc. (a)(b)	37,900	278,565

		3,060,050

Alternative Energy — 0.2%
Clean Energy Fuels Corp. (a)(b)	7,900	179,962
Comverge, Inc. (a)(b)	4,500	50,895
EnerNOC, Inc. (a)(b)	3,100	92,008
Evergreen Energy, Inc. (a)(b)	30,600	5,508
Green Plains Renewable Energy (a)	2,200	31,394
Rex Stores Corp. (a)	1,700	27,540
Syntroleum Corp. (a)	17,200	36,464
TGC Industries Inc. (a)	3,800	15,352
US Geothermal, Inc. (a)	15,500	14,105
USEC, Inc. (a)	24,659	142,282

		595,510

Aluminum — 0.1%
Century Aluminum Co. (a)	12,700	174,752
Kaiser Aluminum Corp.	3,300	127,281

		302,033

Asset Management & Custodian — 1.2%
Allied Capital Corp. (a)	43,100	214,207
American Capital Ltd.	66,600	338,328
Ampal-American Israel Corp., Class A (a)	4,401	12,235
Apollo Investment Corp. (b)	40,746	518,697
Ares Capital Corp.	30,472	452,204
Artio Global Investors, Inc.	6,200	153,388
Calamos Asset Management, Inc., Class A	5,100	73,134
Capital Southwest Corp.	700	63,616
Cohen & Steers, Inc. (b)	4,300	107,328
Cowen Group, Inc., Class A (a)	4,000	22,640
Diamond Hill Investments Group	600	41,160
Epoch Holding Corp.	2,500	28,225
Fifth Street Finance Corp.	7,900	91,719
GAMCO Investors, Inc., Class A	1,896	86,268
Harris & Harris Group, Inc. (a)	6,400	29,504
JMP Group, Inc.	4,100	34,850
Kohlberg Capital Corp.	3,300	18,678
MCG Capital Corp. (a)	16,800	87,528
MVC Capital, Inc.	5,500	74,635
NGP Capital Resources Co.	5,423	46,204
National Financial Partners Corp. (a)	9,900	139,590

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	1

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Asset Management & Custodian (concluded)
Oppenheimer Holdings, Inc.	2,500	$63,775
Pzena Investment Management, Inc., Class A (a)	1,900	14,497
Resource America, Inc., Class A	2,549	12,235
Solar Capital Ltd.	1,200	25,365
TICC Capital Corp.	4,500	29,655
U.S. Global Investors, Inc. (b)	3,200	31,648
Virtus Investment Partners, Inc. (a)	1,535	31,989
Westwood Holdings Group, Inc.	1,300	47,840

		2,891,142

Auto Parts — 0.7%
ATC Technology Corp. (a)	5,143	88,254
American Axle & Manufacturing Holdings, Inc. (a)	12,300	122,754
Amerigon, Inc. (a)	5,300	53,583
ArvinMeritor, Inc. (a)	21,400	285,690
China Automotive Systems, Inc. (a)(b)	700	16,177
Dana Holding Corp. (a)	32,800	389,664
Dorman Products, Inc. (a)	2,600	49,374
Exide Technologies (a)	11,700	67,275
Fuel Systems Solutions, Inc. (a)(b)	2,900	92,684
Standard Motor Products, Inc.	4,300	42,656
Stoneridge, Inc. (a)	3,800	37,582
Superior Industries International, Inc.	4,899	78,776
Tenneco, Inc. (a)	13,800	326,370
U.S. Auto Parts Network, Inc. (a)	1,900	14,288
Wonder Auto Technology, Inc. (a)	3,700	39,146

		1,704,273

Auto Services — 0.1%
Cooper Tire & Rubber Co.	14,000	266,280

Back Office Support, HR, & Consulting — 1.5%
APAC Customer Services, Inc. (a)	6,900	39,675
Administaff, Inc.	4,461	95,198
The Advisory Board Co. (a)	3,900	122,850
Barrett Business Services, Inc.	1,000	13,560
CBIZ, Inc. (a)	10,953	71,961
CDI Corp.	3,101	45,461
CRA International, Inc. (a)	2,400	55,008
Compass Diversified Holdings	5,800	88,508
Corporate Executive Board Co.	7,500	199,425
CoStar Group, Inc. (a)	4,450	184,764
Diamond Management & Technology Consultants, Inc.	5,500	43,175
Dice Holdings, Inc. (a)	3,600	27,360
ExlService Holdings, Inc. (a)	3,800	63,384
Forrester Research, Inc. (a)	3,281	98,660
GP Strategies Corp. (a)	3,600	30,096
The Hackett Group, Inc. (a)	9,600	26,688
Heidrick & Struggles International, Inc.	3,758	105,337
Huron Consulting Group, Inc. (a)	5,000	101,500

Common Stocks	Shares	Value

Back Office Support, HR, & Consulting (concluded)
ICF International, Inc. (a)	2,100	$52,164
Innodata Corp. (a)	4,300	17,415
Kelly Services, Inc., Class A (a)	6,468	107,757
Kforce, Inc. (a)	7,300	111,033
Korn/Ferry International (a)	10,068	177,700
Liquidity Services, Inc. (a)	3,600	41,544
LoopNet, Inc. (a)	4,700	52,828
MAXIMUS, Inc.	4,004	243,964
Navigant Consulting, Inc. (a)	10,723	130,070
On Assignment, Inc. (a)	8,900	63,457
Resources Connection, Inc. (a)	9,832	188,479
SFN Group, Inc. (a)	11,629	93,148
SYKES Enterprises, Inc. (a)	8,279	189,092
Startek, Inc. (a)	3,100	21,545
TeleTech Holdings, Inc. (a)	7,789	133,036
Towers Watson & Co.	9,915	470,963
TrueBlue, Inc. (a)	10,822	167,741
Volt Information Sciences, Inc. (a)	2,938	29,997

		3,704,543

Banks: Diversified — 6.2%
1st Source Corp.	3,684	64,654
Alliance Financial Corp.	1,200	35,376
American National Bankshares, Inc.	1,400	28,210
Ameris Bancorp	3,488	31,493
Ames National Corp.	1,600	32,080
Arrow Financial Corp.	2,290	61,578
Auburn National Bancorporation	500	10,325
Bancfirst Corp.	1,590	66,637
Banco Latinoamericana De Comercio Exterior SA	6,700	96,212
The Bancorp, Inc. (a)	3,800	33,820
Bancorp Rhode Island, Inc.	400	10,940
Bank of Kentucky Financial Corp.	700	13,958
Bank of Marin Bancorp	1,500	49,620
Bank of the Ozarks, Inc. (b)	3,000	105,570
Banner Corp. (b)	3,913	15,026
Bar Harbor Bankshares	900	27,450
Boston Private Financial Holdings, Inc.	16,833	124,059
Bridge Bancorp, Inc.	1,700	39,780
Bryn Mawr Bank Corp.	1,600	29,040
CNB Financial Corp.	2,100	32,424
CVB Financial Corp. (b)	20,065	199,245
California First National Bancorp	300	4,005
Camden National Corp.	1,900	61,009
Cape Bancorp, Inc. (a)	2,700	21,789
Capital City Bank Group, Inc.	2,921	41,624
Cardinal Financial Corp.	7,000	74,760
Cathay General Bancorp	17,444	203,223
Center Bancorp, Inc.	2,945	24,473
Centerstate Banks, Inc.	3,700	45,325
Central Pacific Financial Corp. (a)(b)	2,548	4,281

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks: Diversified (continued)
Century Bancorp, Inc., Class A	1,100	$21,120
Chemical Financial Corp.	5,048	119,234
Chicopee Bancorp, Inc. (a)	1,500	19,050
Citizens & Northern Corp.	2,200	27,610
Citizens Banking Corp. (a)	84,587	99,813
Citizens Holding Co.	1,100	27,148
City Holding Co.	3,993	136,920
CoBiz Financial, Inc.	5,826	36,296
Columbia Banking System, Inc.	6,441	130,817
Community Bank System, Inc.	8,200	186,796
Community Trust Bancorp, Inc.	3,823	103,565
Danvers Bancorp, Inc.	4,500	62,235
Eagle Bancorp, Inc. (a)	2,900	34,365
East-West Bancorp, Inc.	25,900	451,178
Enterprise Bancorp, Inc.	1,600	19,536
Enterprise Financial Services Corp.	2,700	29,862
F.N.B. Corp.	27,297	221,379
Farmers Capital Bank Corp.	1,600	13,712
Financial Institutions, Inc.	2,700	39,474
First Bancorp, Inc.	2,100	33,474
First Bancorp, North Carolina	3,536	47,807
First BanCorp, Puerto Rico (b)	20,700	49,887
First Busey Corp. (b)	9,514	42,052
First Commonwealth Financial Corp.	21,040	141,178
First Community Bancshares, Inc.	2,994	37,036
First Financial Bancorp	13,187	234,597
First Financial Bankshares, Inc.	5,053	260,482
First Financial Corp.	3,044	88,154
First Merchants Corp.	5,246	36,512
First Midwest Bancorp, Inc.	16,300	220,865
The First of Long Island Corp.	1,600	38,560
First South Bancorp, Inc.	2,100	26,250
FirstMerit Corp.	19,629	423,398
German American Bancorp, Inc. (b)	3,100	46,903
Glacier Bancorp, Inc.	15,864	241,609
Guaranty Bancorp (a)	13,200	20,988
Hampton Roads Bankshares, Inc. (b)	4,400	6,864
Hancock Holding Co.	6,554	274,023
Harleysville National Corp.	10,736	71,931
Heartland Financial USA, Inc. (b)	3,200	51,104
Home Bancshares, Inc.	3,760	99,414
IBERIABANK Corp.	6,050	363,060
Independent Bank Corp./MA	5,045	124,410
International Bancshares Corp. (b)	12,710	292,203
Investors Bancorp, Inc. (a)	11,200	147,840
Lakeland Bancorp, Inc.	5,005	44,294
Lakeland Financial Corp.	3,100	59,055
MB Financial, Inc.	11,783	265,471
MainSource Financial Group, Inc.	5,019	33,778
Merchants Bancshares, Inc.	1,400	30,394
Meridian Interstate
Bancorp, Inc. (a)	2,200	22,880
Metro Bancorp, Inc. (a)	1,700	23,409

Common Stocks	Shares	Value

Banks: Diversified (continued)
Midsouth Bancorp, Inc.	1,400	$23,100
NASB Financial, Inc.	900	20,808
NBT Bancorp, Inc.	8,513	194,522
Nara Bancorp, Inc. (a)	7,200	63,072
National Bankshares, Inc.	1,900	51,775
National Penn Bancshares, Inc.	29,365	202,618
Northesast Community Bancorp	1,300	9,347
Northrim Bancorp, Inc	1,800	30,744
Norwood Financial Corp.	400	10,800
Ohio Valley Banc Corp.	1,000	21,540
Old National Bancorp	20,295	242,525
Old Point Financial Corp	400	5,904
Old Second Bancorp, Inc. (b)	3,422	22,551
Oriental Financial Group	7,118	96,093
Orrstown Financial Service, Inc.	1,400	35,518
Pacific Capital Bancorp (b)	6,562	11,877
Pacific Continental Corp.	3,500	36,750
PacWest Bancorp	6,011	137,171
Park National Corp. (b)	2,715	169,172
Peapack-Gladstone Financial Corp.	2,120	33,305
Penns Woods Bancorp, Inc.	900	30,195
Peoples Bancorp, Inc.	2,610	43,013
Peoples Financial Corp.	900	13,473
Pinnacle Financial Partners, Inc. (a)	7,800	117,858
Porter Bancorp, Inc.	1,050	13,755
Premierwest Bancorp	18,063	8,128
PrivateBancorp, Inc.	12,196	167,085
Prosperity Bancshares, Inc.	10,400	426,400
Provident Financial Services, Inc.	14,458	172,050
Renasant Corp.	5,298	85,722
Republic Bancorp, Inc., Class A	2,254	42,465
Republic First Bancorp, Inc. (a)	2,200	8,514
Rockville Financial, Inc.	2,100	25,599
Roma Financial Corp.	2,000	25,080
S&T Bancorp, Inc. (b)	5,863	122,537
SCBT Financial Corp.	2,863	106,046
SVB Financial Group (a)	9,300	433,938
SY Bancorp, Inc.	2,730	62,108
Sandy Spring Bancorp, Inc.	5,014	75,210
Santander BanCorp (a)	903	11,080
Shore Bancshares, Inc.	2,100	29,925
Sierra Bancorp	1,800	23,202
Signature Bank (a)	9,100	337,155
Simmons First National Corp., Class A	3,600	99,252
Smithtown Bancorp, Inc.	1,900	7,847
The South Financial Group, Inc.	39,400	27,237
Southside Bancshares, Inc.	3,066	66,134
Southwest Bancorp, Inc.	3,300	27,291
State Bancorp, Inc.	3,600	28,332
StellarOne Corp.	5,700	76,209
Sterling Bancorp	4,916	49,406
Sterling Bancshares, Inc.	22,014	122,838
Sterling Financial Corp. (a)(b)	13,143	7,492
Suffolk Bancorp	2,400	73,704

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	3

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks: Diversified (concluded)
Sun Bancorp, Inc. (a)	3,414	$13,451
Susquehanna Bancshares, Inc.	29,056	285,039
Texas Capital Bancshares, Inc. (a)	7,661	145,482
Tompkins Trustco, Inc.	2,354	85,874
Tower Bancorp, Inc.	800	21,416
Towne Bank (b)	5,300	73,988
Trico Bancshares	3,378	67,222
TrustCo Bank Corp. NY	19,161	118,223
Trustmark Corp. (b)	14,727	359,781
UMB Financial Corp.	7,852	318,791
Umpqua Holdings Corp.	21,880	290,129
Union First Market Bankshares Corp.	5,250	79,275
United Bankshares, Inc. (b)	9,400	246,468
United Community Banks, Inc. (a)(b)	20,778	91,631
United Security Bancshares (b)	1,700	25,449
Univest Corp. of Pennsylvania	3,550	66,349
Washington Banking Co.	2,800	35,252
Washington Trust Bancorp, Inc.	3,500	65,240
Webster Financial Corp.	16,300	285,087
WesBanco, Inc.	5,563	90,454
West Bancorp., Inc.	4,100	26,978
Westamerica Bancorp. (b)	6,583	379,510
Western Alliance Bancorp (a)	11,900	67,711
Wilber Corp.	1,300	8,515
Wilshire Bancorp, Inc.	4,800	52,944
Wintrust Financial Corp.	6,700	249,307
Yardkin Valley Financial Corp.	4,000	17,200

		15,220,216

Banks: Savings, Thrift & Mortgage Lending — 1.0%
Abington Bancorp, Inc.	5,480	43,292
Astoria Financial Corp.	19,000	275,500
Bank Mutual Corp.	11,838	76,947
BankFinancial Corp.	5,000	45,850
Beneficial Mutual Bancorp, Inc. (a)	8,100	76,788
Berkshire Hills Bancorp, Inc.	3,300	60,489
Brookline Bancorp, Inc.	13,487	143,502
Brooklyn Federal Bancorp, Inc.	1,100	9,240
Clifton Savings Bancorp, Inc.	2,100	19,467
Dime Community Bancshares, Inc.	6,949	87,766
Doral Financial Corp. (a)	1,400	6,034
ESB Financial Corp.	2,100	27,069
ESSA Bancorp, Inc.	3,800	47,652
First Defiance Financial Corp.	2,300	23,276
First Financial Holdings, Inc.	3,326	50,090
First Financial Northwest, Inc.	5,000	34,150
First Financial Service Corp.	1,300	11,375
Flagstar Bancorp, Inc. (a)	26,414	15,848
Flushing Financial Corp.	6,475	81,973
Fox Chase Bancorp, Inc. (a)	1,400	15,134
Great Southern Bancorp, Inc.	2,400	53,856
Heritage Financial Corp.	1,700	25,653
Heritage Financial Group	1,000	12,080
Home Bancorp, Inc. (a)	2,100	29,400

Common Stocks	Shares	Value

Banks: Savings, Thrift & Mortgage Lending (concluded)
Home Federal Bancorp, Inc.	4,000	$58,040
K Fed Bancorp	800	7,136
Kearny Financial Corp.	4,100	42,763
Kentucky First Federal Banco	1,200	12,588
Legacy Bancorp, Inc./MA	1,700	16,133
NewAlliance Bancshares, Inc.	25,000	315,500
Northfield Bancorp, Inc.	4,500	65,160
Northwest Bancshares, Inc.	9,275	108,888
OceanFirst Financial Corp.	2,300	26,128
Ocwen Financial Corp. (a)	13,265	147,109
OmniAmerican Bancorp, Inc. (a)	2,600	29,972
Oritani Financial Corp.	2,100	33,747
Provident New York Bancorp	8,089	76,684
Prudential Bancorp, Inc. of Pennsylvania	1,400	11,816
Territorial BanCorp., Inc.	2,800	53,284
United Financial Bancorp, Inc.	4,300	60,114
ViewPoint Financial Group	2,416	39,163
WSFS Financial Corp.	1,591	62,049
Waterstone Financial, Inc. (a)	1,400	5,068
Westfield Financial, Inc.	7,812	71,792

		2,515,565

Beverage: Brewers & Distillers — 0.0%
Boston Beer Co., Inc., Class A (a)	1,800	94,068

Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	1,087	63,764
Diedrich Coffee, Inc. (a)	700	24,360
Farmer Bros. Co.	1,520	28,485
Heckmann Corp. (a)(b)	20,800	120,640
National Beverage Corp.	2,128	23,663
Peet’s Coffee & Tea, Inc. (a)	2,400	95,160

		356,072

Biotechnology — 4.0%
AMAG Pharmaceuticals, Inc. (a)	4,860	169,663
ARYx Therapeutics, Inc. (a)	4,800	4,176
AVI BioPharma, Inc. (a)(b)	21,200	25,228
Accelrys, Inc. (a)	6,700	41,272
Acorda Therapeutics, Inc. (a)	8,600	294,120
Affymax, Inc. (a)	3,800	89,034
Albany Molecular Research, Inc. (a)	5,787	48,321
Allos Therapeutics, Inc. (a)	16,200	120,366
Alnylam Pharmaceuticals, Inc. (a)	9,000	153,180
Amicus Therapeutics, Inc. (a)	4,100	13,079
Arena Pharmaceuticals, Inc. (a)(b)	21,000	65,100
Ariad Pharmaceuticals, Inc. (a)	23,719	80,645
Arqule, Inc. (a)	10,100	58,176
Array Biopharma, Inc. (a)	11,800	32,332
Biodel, Inc. (a)	4,000	17,080
BioDelivery Sciences International Inc. (a)	2,800	10,724
BioMimetic Therapeutics, Inc. (a)	3,022	39,739
Cardium Therapeutics, Inc. (a)	9,500	4,185

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Biotechnology (continued)
Celera Corp. (a)	20,200	$143,420
Cell Therapeutics, Inc. (a)(b)	131,100	70,886
Celldex Therapeutics, Inc. (a)	5,900	36,226
Cepheid, Inc. (a)	13,800	241,224
Chelsea Therapeutics International, Inc. (a)	6,500	23,075
Clinical Data, Inc. (a)	2,798	54,281
Cornerstone Therapeutics, Inc. (a)	1,500	9,525
Cubist Pharmaceuticals, Inc. (a)	13,967	314,816
Curis, Inc. (a)	14,900	45,743
Cypress Bioscience, Inc. (a)	9,500	46,550
Cytokinetics, Inc. (a)	9,400	30,080
Cytori Therapeutics, Inc. (a)	6,700	30,552
Discovery Laboratories, Inc. (a)	22,800	11,856
Dyax Corp. (a)	15,500	52,855
Emergent Biosolutions, Inc. (a)	4,300	72,197
Enzo Biochem, Inc. (a)	7,895	47,528
Enzon Pharmaceuticals, Inc. (a)(b)	12,900	131,322
Exelixis, Inc. (a)	26,218	159,143
Facet Biotech Corp. (a)	5,780	156,002
GTx, Inc. (a)(b)	4,600	15,364
Genomic Health, Inc. (a)	3,400	59,806
Geron Corp. (a)(b)	22,329	126,829
Halozyme Therapeutics, Inc. (a)	16,000	127,840
Harvard Bioscience, Inc. (a)	7,000	27,090
Hemispherx Biopharma, Inc. (a)	28,900	21,386
Human Genome Sciences, Inc. (a)	42,500	1,283,500
Idenix Pharmaceuticals, Inc. (a)	6,200	17,484
Idera Pharmaceuticals, Inc. (a)	5,400	33,534
ImmunoGen, Inc. (a)	13,100	105,979
Immunomedics, Inc. (a)(b)	15,000	49,800
Incyte Corp. (a)	20,124	280,931
Insmed, Inc. (a)	22,300	26,314
InterMune, Inc. (a)	10,214	455,238
Kensey Nash Corp. (a)	1,500	35,385
Lexicon Genetics, Inc. (a)	32,500	48,100
Ligand Pharmaceuticals, Inc., Class B (a)	29,400	51,450
MannKind Corp. (a)(b)	13,550	88,888
Martek Biosciences Corp. (a)	7,400	166,574
Maxygen, Inc. (a)	6,201	40,740
Medivation, Inc. (a)	6,000	62,940
Metabolix, Inc. (a)	4,700	57,246
Micromet, Inc. (a)(b)	14,800	119,584
Molecular Insight Pharmaceuticals, Inc. (a)(b)	4,300	5,633
Momenta Pharmaceuticals, Inc. (a)	9,100	136,227
Myriad Pharmaceuticals, Inc. (a)	4,675	21,131
NPS Pharmaceuticals, Inc. (a)	11,900	59,976
Nabi Biopharmaceuticals (a)	12,854	70,311
Nanosphere, Inc. (a)	2,600	12,454
Nektar Therapeutics (a)	21,600	328,536
Neurocrine Biosciences, Inc. (a)	9,800	24,990
Neurogesx, Inc. (a)(b)	3,000	28,200
Novavax, Inc. (a)(b)	14,700	33,957
Omeros Corp. (a)	700	4,928

Common Stocks	Shares	Value

Biotechnology (concluded)
OncoGenex Pharmaceutical, Inc. (a)	600	$12,318
Onyx Pharmaceuticals, Inc. (a)	14,020	424,526
Opko Health, Inc. (a)	10,700	21,186
Orexigen Therapeutics, Inc. (a)	5,800	34,162
Osiris Therapeutics, Inc. (a)	4,100	30,340
OxiGene, Inc. (a)(b)	8,200	10,086
PDL BioPharma, Inc.	26,100	162,081
Pharmasset, Inc. (a)	5,000	134,000
Poniard Pharmaceuticals, Inc. (a)(b)	6,400	7,360
Progenics Pharmaceuticals, Inc. (a)	6,700	35,711
Protalix BioTherapeutics, Inc. (a)(b)	9,260	60,746
RTI Biologics, Inc. (a)	13,200	57,156
Regeneron Pharmaceuticals, Inc. (a)	14,919	395,204
Repligen Corp. (a)	7,700	31,262
Repros Therapeutics, Inc. (a)	2,100	1,417
Rigel Pharmaceuticals, Inc. (a)	12,170	96,995
Sangamo Biosciences, Inc. (a)(b)	10,300	55,826
Savient Pharmaceuticals, Inc. (a)	14,928	215,710
Seattle Genetics, Inc. (a)	19,800	236,412
Sequenom, Inc. (a)(b)	13,400	84,554
StemCells, Inc. (a)(b)	22,600	26,216
Sucampo Pharmaceuticals, Inc., Class A (a)	2,300	8,211
Synta Pharmaceuticals Corp. (a)	4,100	17,671
Theravance, Inc. (a)(b)	15,600	207,792
Vanda Pharmaceuticals, Inc. (a)	5,500	63,470
ViroPharma, Inc. (a)	18,600	253,518
ZymoGenetics, Inc. (a)	9,900	56,727

		9,712,703

Building Materials — 0.9%
Acuity Brands, Inc.	9,960	420,412
Ameron International Corp.	2,000	125,780
BlueLinx Holdings, Inc. (a)	2,600	9,906
Builders FirstSource, Inc. (a)	10,444	32,899
Gibraltar Industries, Inc. (a)	6,734	84,916
Griffon Corp. (a)	10,455	130,269
Headwaters, Inc. (a)	13,146	60,340
LSI Industries, Inc.	4,712	32,136
Louisiana-Pacific Corp. (a)	28,400	257,020
NCI Building Systems, Inc. (a)	3,513	38,783
Orion Energy Systems, Inc. (a)	4,100	20,090
Quanex Building Products Corp.	9,410	155,547
Simpson Manufacturing Co., Inc. (b)	9,332	259,056
Texas Industries, Inc. (b)	5,205	177,855
Trex Co., Inc. (a)	3,809	81,094
Watsco, Inc.	5,965	339,289

		2,225,392

Building: Climate Control — 0.1%
Aaon, Inc.	2,650	59,943
Comfort Systems USA, Inc.	9,800	122,402

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	5

Master Small Cap Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Building: Climate Control (concluded)
Interline Brands, Inc. (a)	8,100	$155,034

		337,379

Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	10,150	194,170

Cable Television Services — 0.1%
Knology, Inc. (a)	7,000	94,080
Mediacom Communications Corp., Class A (a)	9,900	58,905

		152,985

Casinos & Gambling — 0.4%
Ameristar Casinos, Inc.	6,400	116,608
Bally Technologies, Inc. (a)	12,400	502,696
Dover Downs Gaming & Entertainment, Inc.	3,605	14,276
Isle of Capri Casinos, Inc. (a)	3,975	30,925
Lakes Entertainment, Inc. (a)	5,300	12,190
Monarch Casino & Resort, Inc. (a)	2,200	18,788
Multimedia Games, Inc. (a)	7,300	28,470
Pinnacle Entertainment, Inc. (a)	14,794	144,094
Shuffle Master, Inc. (a)	13,500	110,565
Youbet.com, Inc. (a)	6,900	20,286

		998,898

Cement — 0.0%
U.S. Concrete, Inc. (a)	8,400	3,192

Chemicals: Diversified — 1.4%
Aceto Corp.	4,000	24,160
American Vanguard Corp.	4,733	38,574
Arch Chemicals, Inc.	6,156	211,705
Hawkins, Inc.	1,700	41,140
Innophos Holdings, Inc.	3,690	102,951
LSB Industries, Inc. (a)	4,300	65,532
Landec Corp. (a)	6,600	43,758
OM Group, Inc. (a)	7,200	243,936
Olin Corp.	17,514	343,625
Omnova Solutions, Inc. (a)	9,800	76,930
PolyOne Corp. (a)	22,267	228,014
Rockwood Holdings, Inc. (a)	11,900	316,778
Schulman A, Inc.	5,206	127,391
Sensient Technologies Corp.	11,657	338,752
ShengdaTech, Inc. (a)	7,000	52,430
Solutia, Inc. (a)	28,185	454,060
W.R. Grace & Co. (a)	17,100	474,696
Westlake Chemical Corp.	4,800	123,792

		3,308,224

Chemicals: Specialty — 0.5%
Balchem Corp.	6,900	170,085
Calgon Carbon Corp. (a)	12,101	207,169
ICO, Inc.	5,700	46,056
Innospec, Inc.	5,900	67,024
Kraton Performance Polymers, Inc. (a)	2,500	44,644
NewMarket Corp.	2,200	226,578

Common Stocks	Shares	Value

Chemicals: Specialty (concluded)
Polypore International, Inc. (a)	5,400	$94,284
Quaker Chemical Corp.	2,200	59,642
Stepan Co.	1,855	103,676
Zep, Inc.	5,380	117,714

		1,136,872

Coal — 0.3%
Cloud Peak Energy, Inc. (a)	6,500	108,160
International Coal Group, Inc. (a)	26,000	118,820
James River Coal Co. (a)	5,900	93,810
Patriot Coal Corp. (a)	16,800	343,728
Westmoreland Coal Co. (a)	2,400	30,288

		694,806

Commercial Finance & Mortgage Companies — 0.0%
Medallion Financial Corp.	3,700	29,452
NewStar Financial, Inc. (a)	6,000	38,280

		67,732

Commercial Services: Rental & Leasing — 0.5%
Aircastle Ltd.	11,800	111,746
CAI International, Inc. (a)	2,200	27,104
Electro Rent Corp.	4,453	58,468
H&E Equipment Services, Inc. (a)	6,600	71,148
McGrath RentCorp	6,010	145,622
Mobile Mini, Inc. (a)	8,842	136,963
PHH Corp. (a)(b)	12,264	289,062
RSC Holdings, Inc. (a)	11,800	93,928
TAL International Group, Inc.	3,600	71,928
United Rentals, Inc. (a)	13,200	123,816
Willis Lease Finance Corp. (a)	1,500	23,670

		1,153,455

Commercial Vehicles & Parts — 0.2%
Force Protection, Inc. (a)	17,500	105,350
Miller Industries, Inc.	2,700	33,561
Modine Manufacturing Co. (a)	10,694	120,201
Rush Enterprises, Inc., Class A (a)	8,200	108,322
Spartan Motors, Inc.	8,100	45,360

		412,794

Communications Technology — 2.9%
3Com Corp. (a)	91,400	702,866
AboveNet, Inc. (a)	3,000	152,190
Acme Packet, Inc. (a)	8,700	167,736
Adtran, Inc.	12,400	326,740
Airvana, Inc. (a)	5,300	40,598
Anaren, Inc. (a)	3,022	43,033
Anixter International, Inc. (a)	6,672	312,583
Aruba Networks, Inc. (a)	14,300	195,338
Aviat Networks, Inc. (a)	13,450	89,173
Bel Fuse, Inc.	2,559	51,564
BigBand Networks, Inc. (a)	8,200	28,946
Black Box Corp.	4,088	125,747
Comtech Telecommunications Corp. (a)	6,225	199,138
Digi International, Inc. (a)	5,900	62,776

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Master Small Cap Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Communications Technology (concluded)
DigitalGlobe, Inc. (a)	3,800	$106,210
EMS Technologies, Inc. (a)	2,900	48,140
Echelon Corp. (a)(b)	8,413	75,465
Emulex Corp. (a)	18,500	245,680
Extreme Networks, Inc. (a)	22,300	68,461
GSI Technology, Inc. (a)	4,100	19,106
GeoEye, Inc. (a)	4,600	135,700
Globecomm Systems, Inc. (a)	5,200	39,988
Harmonic, Inc. (a)	23,896	150,784
Hughes Communications, Inc. (a)	2,100	58,485
Ixia (a)	7,229	67,013
Infinera Corp. (a)	20,600	175,512
InterDigital, Inc. (a)(b)	9,700	270,242
KVH Industries, Inc. (a)	2,800	36,932
Loral Space & Communications Ltd. (a)	2,700	94,824
NETGEAR, Inc. (a)	7,600	198,360
Network Equipment Technologies, Inc. (a)	8,100	44,631
Novatel Wireless, Inc. (a)	5,900	39,707
Oplink Communications, Inc. (a)	4,202	77,905
PC-Tel, Inc. (a)	4,800	29,664
Plantronics, Inc.	10,999	344,049
Polycom, Inc. (a)	19,100	584,078
Power-One, Inc. (a)	19,200	81,024
Riverbed Technology, Inc. (a)	12,400	352,160
SeaChange International, Inc. (a)	7,500	53,850
Shoretel, Inc. (a)	10,309	68,142
Sonus Networks, Inc. (a)	44,500	116,145
Switch and Data Facilities Co., Inc. (a)(b)	5,000	88,800
Sycamore Networks, Inc.	4,940	99,343
Syniverse Holdings, Inc. (a)	16,600	323,202
Tekelec (a)	14,800	268,768
Viasat, Inc. (a)	6,701	231,922

		7,092,720

Computer Services Software & Systems — 6.4%
3PAR, Inc. (a)	6,700	67,000
AMICAS, Inc. (a)	8,100	48,762
ACI Worldwide, Inc. (a)(c)	8,685	178,998
ActivIdentity Corp. (a)	12,900	36,636
Actuate Corp. (a)	11,200	62,608
Acxiom Corp.	16,300	292,422
American Reprographics Co. (a)	9,100	81,627
American Software, Class A	5,700	33,117
ArcSight, Inc. (a)	4,100	115,415
Ariba, Inc. (a)	20,880	268,308
Art Technology Group, Inc. (a)	35,300	155,673
AsiaInfo Holdings, Inc. (a)	6,900	182,712
Avid Technology, Inc. (a)	7,400	101,972
Blackbaud, Inc.	10,726	270,188
Blackboard, Inc. (a)	7,500	312,450
Blue Coat Systems, Inc. (a)	9,400	291,776
Bottomline Technologies, Inc. (a)	6,500	109,395
CACI International, Inc., Class A (a)	6,700	327,295

Common Stocks	Shares	Value

Computer Services Software & Systems (continued)
COMSYS IT Partners, Inc. (a)	3,600	$62,928
CSG Systems International, Inc. (a)	7,600	159,296
Callidus Software, Inc. (a)	7,300	26,499
China Information Security Technology, Inc. (a)	6,700	33,835
China Transinfo Technology (a)	2,100	14,154
Chordiant Software, Inc. (a)	7,540	38,228
Ciber, Inc. (a)	17,202	64,335
CommVault Systems, Inc. (a)	10,100	215,635
Compellent Technologies, Inc. (a)	3,500	61,425
Computer Task Group, Inc. (a)	4,300	31,175
ComScore, Inc. (a)	5,500	91,795
Concur Technologies, Inc. (a)(b)	9,600	393,696
DealerTrack Holdings, Inc. (a)	8,200	140,056
Delrek, Inc. (a)	3,529	26,962
DemandTec, Inc. (a)	5,000	34,750
Digital River, Inc. (a)	8,500	257,550
DivX, Inc. (a)	6,100	43,676
Double-Take Software, Inc. (a)	4,300	38,313
EPIQ Systems, Inc. (a)	6,517	81,006
EarthLink, Inc.	23,100	197,274
Ebix, Inc. (a)	4,700	75,059
eLoyalty Corp. (a)	2,100	11,823
Epicor Software Corp. (a)	11,200	107,072
ePlus, Inc. (a)	800	14,040
FalconStor Software, Inc. (a)	8,909	31,003
Fortinet, Inc. (a)	2,400	42,192
GSE Systems, Inc. (a)	4,300	23,263
Gartner, Inc., Class A (a)	15,579	346,477
iGate Corp.	5,500	53,515
Imergent, Inc.	1,600	10,768
infoGROUP, Inc. (a)	8,061	62,876
Informatica Corp. (a)	20,700	556,002
Infospace, Inc. (a)	8,700	96,135
Integral Systems, Inc. (a)	3,182	30,643
Interactive Intelligence, Inc. (a)	3,100	57,939
Internap Network Services Corp. (a)	10,490	58,744
Internet Brands, Inc., Class A (a)	7,300	67,306
Internet Capital Group, Inc. (a)	7,800	65,910
JDA Software Group, Inc. (a)	7,581	210,903
Kenexa Corp. (a)	5,600	77,000
Keynote Systems, Inc.	3,100	35,309
Lawson Software, Inc. (a)	33,700	222,757
Limelight Networks, Inc. (a)	7,100	25,986
Lionbridge Technologies, Inc. (a)	15,300	55,539
LivePerson, Inc. (a)	9,800	75,166
LogMeIn, Inc. (a)	1,700	35,173
Manhattan Associates, Inc. (a)	5,639	143,682
Mantech International Corp., Class A (a)	5,100	249,033
Mentor Graphics Corp. (a)	23,500	188,470
Mercury Computer Systems, Inc. (a)	5,756	78,972
MicroStrategy, Inc., Class A (a)	2,100	178,647

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	7

Master Small Cap Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Computer Services Software & Systems (continued)
Moduslink Global Solutions, Inc. (a)	11,480	$96,776
Monotype Imaging Holdings, Inc. (a)	5,900	57,407
NCI, Inc., Class A (a)	1,200	36,276
NIC, Inc.	12,600	99,162
Ness Technologies, Inc. (a)	9,200	58,052
NetScout Systems, Inc. (a)	5,800	85,782
NetSuite, Inc. (a)	4,000	58,160
OpenTable, Inc. (a)	700	26,691
Openwave Systems, Inc. (a)	22,100	50,830
Opnet Technologies, Inc.	3,022	48,715
PAR Technology Corp. (a)	2,000	12,100
PROS Holdings, Inc. (a)	4,500	44,460
Parametric Technology Corp. (a)	26,260	473,993
Pegasystems, Inc.	3,400	125,800
Perficient, Inc. (a)	7,000	78,890
Pervasive Software Inc. (a)	3,500	17,710
Phoenix Technologies Ltd. (a)	7,300	23,506
Progress Software Corp. (a)	9,308	292,550
QAD, Inc.	2,900	15,225
Quest Software, Inc. (a)	13,500	240,165
Rackspace Hosting, Inc. (a)	14,900	279,077
Radiant Systems, Inc. (a)	6,900	98,463
RealNetworks, Inc. (a)	21,000	101,430
RightNow Technologies, Inc. (a)	5,200	92,872
SAVVIS, Inc. (a)	8,880	146,520
SRA International, Inc., Class A (a)	10,300	214,137
SYNNEX Corp. (a)	4,100	121,196
Saba Software, Inc. (a)	5,600	27,720
Sapient Corp.	20,492	187,297
Smith Micro Software, Inc. (a)	6,700	59,228
SolarWinds, Inc. (a)	2,900	62,814
Solera Holdings, Inc.	16,500	637,725
SonicWALL, Inc. (a)	12,841	111,588
Sourcefire, Inc. (a)	5,485	125,881
Stanley, Inc. (a)	2,300	65,067
SuccessFactors, Inc. (a)	10,700	203,728
Support.com, Inc. (a)	11,600	37,932
Synchronoss Technologies, Inc. (a)	4,900	94,913
Syntel, Inc.	3,183	122,450
TIBCO Software, Inc. (a)	37,600	405,704
TNS, Inc. (a)	6,100	136,030
Taleo Corp., Class A (a)	9,000	233,190
TechTarget, Inc. (a)	2,900	15,167
TeleCommunication Systems, Inc., Class A (a)	9,000	65,970
Terremark Worldwide, Inc. (a)	13,460	94,355
Tier Technologies, Inc., Class B (a)	4,100	32,636
Tyler Technologies, Inc. (a)	7,500	140,550
Ultimate Software Group, Inc. (a)	6,000	197,700
Unica Corp. (a)	3,100	27,559
Unisys Corp. (a)	10,010	349,249
United Online, Inc.	20,628	154,297

Common Stocks	Shares	Value

Computer Services Software & Systems (concluded)
VASCO Data Security International, Inc. (a)	6,700	$55,275
VeriFone Holdings, Inc. (a)	16,400	331,444
Virtusa Corp. (a)	3,000	30,930
Web.Com Group, Inc. (a)	7,000	38,150
Websense, Inc. (a)	9,702	220,915
Zix Corp. (a)	14,600	33,726

		15,531,481

Computer Technology — 0.7%
Adaptec, Inc. (a)	26,000	85,020
Cray, Inc. (a)	8,300	49,385
Dynamics Research Corp. (a)	2,000	22,540
Imation Corp. (a)	6,100	67,161
Immersion Corp. (a)	7,000	35,000
Insight Enterprises, Inc. (a)	11,298	162,239
Intermec, Inc. (a)	15,309	217,082
Isilon Systems, Inc. (a)	6,100	52,521
Netezza Corp. (a)	10,300	131,737
PC Connection, Inc. (a)	2,100	13,020
PC Mall, Inc. (a)	2,800	14,168
Palm, Inc. (a)(b)	37,088	139,451
Quantum Corp. (a)	48,600	127,818
Radisys Corp. (a)	5,842	52,344
Rimage Corp. (a)	2,300	33,258
STEC, Inc. (a)(b)	5,100	61,098
Safeguard Scientifics, Inc. (a)	4,533	58,929
Silicon Graphics International Corp. (a)	6,200	66,278
Stratasys, Inc. (a)	4,800	117,024
Super Micro Computer, Inc. (a)	5,300	91,584
Synaptics, Inc. (a)(b)	7,600	209,836

		1,807,493

Construction — 0.5%
EMCOR Group, Inc. (a)	14,872	366,298
Granite Construction, Inc.	7,537	227,768
Great Lakes Dredge & Dock Corp.	9,200	48,300
Insituform Technologies, Inc., Class A (a)	9,438	251,145
Orion Marine Group, Inc. (a)	6,300	113,715
Primoris Services Corp.	1,800	13,932
Sterling Construction Co., Inc. (a)	3,600	56,592
Tutor Perini Corp. (a)	6,300	137,025

		1,214,775

Consumer Electronics — 0.2%
Audiovox Corp., Class A (a)	4,085	31,782
Ipass, Inc.	11,400	13,110
Nivs Intellimedia Technology (a)	1,400	5,376
TiVo, Inc. (a)	24,994	427,897
Universal Electronics, Inc. (a)	2,986	66,707

		544,872

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Master Small Cap Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Lending — 0.7%
Advance America, Cash Advance Centers, Inc.	10,600	$61,692
Asset Acceptance Capital Corp. (a)	3,700	23,347
Cash America International, Inc.	6,619	261,318
Credit Acceptance Corp. (a)	1,562	64,417
Dollar Financial Corp. (a)	5,900	141,954
Encore Capital Group, Inc. (a)	3,300	54,285
Ezcorp, Inc. (a)	10,000	206,000
First Cash Financial Services, Inc. (a)	5,100	110,007
The First Marblehead Corp. (a)	15,500	44,020
MGIC Investment Corp. (a)(b)	28,300	310,451
MoneyGram International, Inc. (a)	19,400	73,914
Nelnet, Inc., Class A	4,700	87,232
Portfolio Recovery Associates, Inc. (a)	3,900	213,993
QC Holdings, Inc.	1,400	7,238
Tree.com, Inc. (a)	1,400	12,810
World Acceptance Corp. (a)	3,500	126,280

		1,798,958

Consumer Services: Miscellaneous — 0.6%
Ancestry.com, Inc. (a)	1,300	22,035
Coinstar, Inc. (a)(b)	6,692	217,490
Core-Mark Holdings Co., Inc. (a)	2,300	70,403
Jackson Hewitt Tax Service, Inc. (a)	2,800	5,600
The Knot, Inc. (a)	7,400	57,868
Mercadolibre, Inc. (a)	6,200	298,902
Move, Inc. (a)	39,500	82,555
Nutri/System, Inc. (b)	6,700	119,327
Pre-Paid Legal Services, Inc. (a)	1,760	66,616
Sotheby’s Holdings, Inc., Class A	15,236	473,687
Steiner Leisure Ltd. (a)	3,700	163,984

		1,578,467

Containers & Packaging — 0.4%
AEP Industries, Inc. (a)	900	23,418
Bway Holding Co. (a)	1,900	38,190
Graham Packaging Co., Inc. (a)	3,700	46,435
Graphic Packaging Holding Co. (a)	26,300	94,943
Myers Industries, Inc.	7,852	82,289
Rock-Tenn Co., Class A	8,680	395,548
Silgan Holdings, Inc.	6,200	373,426

		1,054,249

Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	6,093	109,674
Inter Parfums, Inc.	3,550	52,611
Revlon, Inc., Class A (a)	4,500	66,825

		229,110

Diversified Financial Services — 0.4%
American Physicians Service Group, Inc.	1,500	37,500
Broadpoint Gleacher Securities, Inc. (a)	11,800	47,200
Cheviot Financial Corp.	500	4,610

Common Stocks	Shares	Value

Diversified Financial Services (concluded)
Duff & Phelps Corp.	4,200	$70,308
Evercore Partners, Inc., Class A	3,200	96,000
FBR Capital Markets Corp. (a)	3,600	16,380
First California Financial Group (a)	1,100	2,904
Main Street Capital Corp.	1,600	24,976
Piper Jaffray Cos. (a)	4,300	173,290
Rewards Network, Inc.	1,833	24,562
Sanders Morris Harris Group, Inc.	4,500	27,855
Stifel Financial Corp. (a)	7,149	384,259
Thomas Weisel Partners Group, Inc. (a)	5,000	19,600
Triangle Capital Corp.	2,100	29,484

		958,928

Diversified Manufacturing Operations — 0.3%
A.M. Castle & Co.	4,100	53,628
Barnes Group, Inc.	11,514	223,947
Federal Signal Corp.	12,159	109,553
OSI Systems, Inc. (a)	3,300	92,565
Raven Industries, Inc.	4,000	117,960
Standex International Corp.	3,031	78,109
Trimas Corp. (a)	3,700	24,013

		699,775

Diversified Materials & Processing — 0.8%
Belden, Inc.	11,261	309,227
Cabot Microelectronics Corp. (a)	5,100	192,933
Clarcor, Inc.	12,210	421,123
Encore Wire Corp. (b)	4,450	92,560
Fushi Copperweld, Inc. (a)	4,000	44,880
Harbinger Group, Inc. (a)	2,100	14,217
Hexcel Corp. (a)	23,162	334,459
Insteel Industries, Inc.	4,400	47,036
Koppers Holdings, Inc.	5,000	141,600
NL Industries, Inc.	1,734	14,878
Rogers Corp. (a)	3,955	114,734
Symyx Technologies, Inc. (a)	8,479	38,071
Tredegar Corp.	7,245	123,745
Uranium Energy Corp. (a)(b)	12,500	40,250

		1,929,713

Diversified Media — 0.1%
Belo Corp., Class A	21,900	149,358
EW Scripps Co. (a)	6,200	52,390
Playboy Enterprises, Inc., Class B (a)	5,507	20,156

		221,904

Diversified Retail — 0.6%
99 Cents Only Stores (a)	11,100	180,930
Dillard’s, Inc., Class A	11,500	271,400
Fred’s, Inc.	8,535	102,250
GSI Commerce, Inc. (a)	6,700	185,389
Gaiam, Inc.	4,467	37,076
HSN, Inc. (a)	9,500	279,680
Overstock.com, Inc. (a)	3,900	63,375

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	9

Master Small Cap Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Diversified Retail (concluded)
PriceSmart, Inc.	4,200	$97,650
Saks, Inc. (a)(b)	28,300	243,380
Tuesday Morning Corp. (a)	7,490	49,359

		1,510,489

Drug & Grocery Store Chains — 0.6%
Arden Group, Inc., Class A	232	24,657
Casey’s General Stores, Inc.	11,407	358,180
drugstore.com, Inc. (a)	21,500	76,755
The Great Atlantic & Pacific Tea Co., Inc. (a)(b)	8,427	64,635
Ingles Markets, Inc., Class A	2,264	34,028
Nash Finch Co.	2,677	90,081
The Pantry, Inc. (a)	4,700	58,703
PetMed Express, Inc. (b)	4,800	106,416
Ruddick Corp.	9,569	302,763
Spartan Stores, Inc.	4,300	62,006
Susser Holdings Corp. (a)	1,900	16,055
Village Super Market, Inc., Class A	1,600	44,848
Weis Markets, Inc.	2,700	98,172
Winn-Dixie Stores, Inc. (a)	13,400	167,366

		1,504,665

Education Services — 0.7%
Ambassadors Group, Inc.	4,700	51,935
American Public Education, Inc. (a)	4,100	191,060
Archipelago Learning, Inc. (a)	1,300	18,954
Bridgepoint Education, Inc. (a)	3,100	76,198
Capella Education Co. (a)	3,200	297,088
Chinacast Education Corp. (a)	7,800	57,018
Corinthian Colleges, Inc. (a)(b)	18,000	316,620
Franklin Covey Co. (a)	3,700	29,378
Grand Canyon Education, Inc. (a)	3,800	99,332
K12, Inc. (a)	5,300	117,713
Learning Tree International, Inc. (a)	2,100	29,547
Lincoln Educational Services Corp. (a)	1,800	45,540
Nobel Learning Communities, Inc. (a)	1,400	10,976
The Princeton Review, Inc. (a)	3,600	12,564
Renaissance Learning, Inc.	1,249	20,271
Rosetta Stone, Inc. (a)	1,100	26,158
School Specialty, Inc. (a)	4,454	101,151
Universal Technical Institute, Inc. (a)	5,000	114,100

		1,615,603

Electronic Components — 0.5%
3D Systems Corp. (a)	4,400	60,060
Acacia Research - Acacia Technologies (a)	7,700	83,391
Checkpoint Systems, Inc. (a)	9,423	208,437
Cogent, Inc. (a)	9,100	92,820
DDi Corp. (a)	1,700	9,639
Methode Electronics, Inc.	9,480	93,852
Microvision, Inc. (a)(b)	18,900	53,298
Multi-Fineline Electronix, Inc. (a)	2,400	61,824

Common Stocks	Shares	Value

Electronic Components (concluded)
NVE Corp. (a)	1,000	$45,300
Park Electrochemical Corp.	5,149	147,982
ScanSource, Inc. (a)	6,300	181,314
Smart Modular Technologies WWH, Inc. (a)	9,200	70,932
TTM Technologies, Inc. (a)	10,800	95,904
Technitrol, Inc.	10,361	54,706
Universal Display Corp. (a)(b)	7,107	83,649

		1,343,108

Electronic Entertainment — 0.2%
DTS, Inc. (a)	3,700	125,948
Memsic, Inc. (a)	4,800	15,312
THQ, Inc. (a)	14,937	104,708
Take-Two Interactive Software, Inc. (a)(b)	18,700	184,195

		430,163

Electronics — 0.5%
Agilysys, Inc.	3,163	35,331
American Science & Engineering, Inc.	1,900	142,348
CPI International, Inc. (a)	1,800	23,868
Coherent, Inc. (a)	4,800	153,408
Daktronics, Inc. (b)	8,398	63,993
II-VI, Inc. (a)	6,220	210,485
IPG Photonics Corp. (a)	5,600	82,880
iRobot Corp. (a)(b)	4,700	71,252
Newport Corp. (a)	9,035	112,937
Rofin-Sinar Technologies, Inc. (a)	6,900	156,078
SRS Labs Inc. (a)	2,600	25,844
Spectrum Control, Inc. (a)	2,900	33,901

		1,112,325

Energy Equipment — 0.1%
Ascent Solar Technologies, Inc. (a)	3,600	13,860
Energy Conversion Devices, Inc. (a)(b)	9,664	75,669
Evergreen Solar, Inc. (a)(b)	48,300	54,579
FuelCell Energy, Inc. (a)	16,926	47,731
GT Solar International, Inc. (a)(b)	7,400	38,702
PowerSecure International, Inc. (a)	4,300	33,884
Raser Technologies, Inc. (a)(b)	12,700	12,700
STR Holdings, Inc. (a)	2,500	58,750

		335,875

Engineering & Contracting Services — 0.4%
Argan, Inc. (a)	2,100	27,300
Dycom Industries, Inc. (a)	8,102	71,055
ENGlobal Corp. (a)	4,100	11,357
Exponent, Inc. (a)	3,404	97,082
Furmamite Corp. (a)	9,000	46,710
Hill International, Inc. (a)	6,200	36,146
Integrated Electrical Services, Inc. (a)	1,800	10,170
Layne Christensen Co. (a)	4,900	130,879
MYR Group, Inc. (a)	3,700	60,347

10	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Engineering & Contracting Services (concluded)
Michael Baker Corp. (a)	1,900	$65,512
Mistras Group, Inc. (a)	1,800	17,982
Tetra Tech, Inc. (a)	14,331	330,186
VSE Corp.	1,000	41,160

		945,886

Entertainment — 0.4%
Ascent Media Corp., Class A (a)	3,500	95,375
CKX, Inc. (a)	14,900	91,337
Carmike Cinemas, Inc. (a)	2,000	27,740
Cinemark Holdings, Inc.	6,800	124,712
Live Nation, Inc. (a)	32,964	477,978
LodgeNet Interactive Corp. (a)	4,700	32,759
Reading International, Inc., Class A (a)	5,000	21,350
Rentrak Corp. (a)	2,200	47,410
World Wrestling Entertainment, Inc.	4,396	76,051

		994,712

Environmental, Maintenance, & — 0.6%
ABM Industries, Inc.	11,270	238,924
Cornell Cos., Inc. (a)	2,000	36,620
DynCorp. International, Inc. (a)	6,100	70,089
G&K Services, Inc., Class A	4,677	121,041
The Geo Group, Inc. (a)	11,300	223,966
Healthcare Services Group, Inc.	10,037	224,728
Mac-Gray Corp.	3,100	34,999
Rollins, Inc.	10,753	233,125
Standard Parking Corp. (a)	1,600	26,272
Unifirst Corp.	3,400	175,100

		1,384,864

Financial Data & Systems — 1.0%
Advent Software, Inc. (a)	3,800	170,050
Cardtronics, Inc. (a)	3,200	40,224
Cass Information Systems, Inc.	2,115	65,882
CompuCredit Holdings Corp. (b)	4,089	21,099
CyberSource Corp. (a)	16,664	293,953
Euronet Worldwide, Inc. (a)	11,850	218,396
Fair Isaac Corp.	11,200	283,808
Global Cash Access, Inc. (a)	9,800	80,066
Heartland Payment Systems, Inc.	9,200	171,120
Information Services Group, Inc. (a)	5,500	18,755
Jack Henry & Associates, Inc.	19,000	457,140
Net 1 UEPS Technologies, Inc. (a)	7,600	139,764
Online Resources Corp. (a)	6,400	25,792
RiskMetrics Group, Inc. (a)	5,300	119,833
S1 Corp. (a)	13,222	78,010

Value Line, Inc.	100	2,309
Wright Express Corp. (a)	9,200	277,104

		2,463,305

Foods — 1.2%
American Dairy, Inc. (a)(b)	2,100	40,215

Common Stocks	Shares	Value

Foods (concluded)
American Italian Pasta Co., Class A (a)	4,700	$182,689
B&G Foods, Inc., Class A	10,000	104,800
China Biotics, Inc. (a)	1,800	32,238
Chiquita Brands International, Inc. (a)	9,800	154,154
Diamond Foods, Inc.	4,800	201,792
Dole Food Co., Inc. (a)	7,600	90,060
Hain Celestial Group, Inc. (a)	9,057	157,139
J&J Snack Foods Corp.	3,500	152,145
Lancaster Colony Corp.	4,499	265,261
Lance, Inc.	7,000	161,910
Lifeway Foods, Inc. (a)	1,000	11,870
Medifast, Inc. (a)(b)	2,700	67,851
Nutraceutical International Corp. (a)	2,500	37,350
Omega Protein Corp. (a)	4,700	27,025
Overhill Farms, Inc. (a)	4,500	26,235
Schiff Nutrition International, Inc.	1,600	13,088
Seneca Foods Corp. (a)	2,000	58,240
Smart Balance, Inc. (a)	15,700	101,736
Synutra International, Inc. (a)(b)	4,500	101,745
Tootsie Roll Industries, Inc. (b)	6,242	168,714
TreeHouse Foods, Inc. (a)	7,800	342,186
United Natural Foods, Inc. (a)	10,480	294,802
Zhongpin, Inc. (a)	5,300	67,310

		2,860,555

Forest Products — 0.1%
Deltic Timber Corp.	2,709	119,331
Universal Forest Products, Inc.	4,634	178,502

		297,833

Forms & Bulk Printing Services — 0.3%
Bowne & Co., Inc.	8,503	94,893
Consolidated Graphics, Inc. (a)	2,200	91,102
Deluxe Corp.	12,400	240,808
Ennis, Inc.	6,400	104,128
Innerworkings, Inc. (a)	5,700	29,640
M&F Worldwide Corp. (a)	2,700	82,620
Multi-Color Corp.	2,450	29,351
Schawk, Inc.	3,800	68,894
The Standard Register Co.	4,145	22,176

		763,612

Funeral Parlors & Cemeteries — 0.2%
Matthews International Corp., Class A	7,273	258,192
Stewart Enterprises, Inc., Class A	20,424	127,650

		385,842

Gas Pipeline — 0.0%
Crosstex Energy, Inc.	9,200	79,948

Glass — 0.0%
Apogee Enterprises, Inc.	7,100	112,251

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	11

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Gold — 0.2%
Allied Nevada Gold Corp. (a)(b)	12,700	$210,439
Coeur d’Alene Mines Corp. (a)	18,270	273,685
US Gold Corp. (a)	21,200	57,240

		541,364

Health Care Facilities — 0.6%
Amsurg Corp. (a)	7,700	166,243
Assisted Living Concepts, Inc. (a)	2,440	80,130
Capital Senior Living Corp. (a)	5,300	27,878
Emeritus Corp. (a)(b)	5,000	101,750
The Ensign Group, Inc.	2,531	43,862
Hanger Orthopedic Group, Inc. (a)	6,000	109,080
Kindred Healthcare, Inc. (a)	8,790	158,659
LCA-Vision, Inc. (a)	4,100	34,112
MedCath Corp. (a)	2,800	29,316
National Healthcare Corp.	1,900	67,222
Psychiatric Solutions, Inc. (a)	12,700	378,460
Select Medical Holdings Corp. (a)	7,100	59,924
Skilled Healthcare Group, Inc., Class A (a)	3,000	18,510
Sun Healthcare Group, Inc. (a)	10,900	103,986
Sunrise Senior Living, Inc. (a)	10,974	56,187
US Physical Therapy, Inc. (a)	3,000	52,200

		1,487,519

Health Care Management Services — 1.0%
AMERIGROUP Corp. (a)	11,900	395,556
American Caresource
Holdings, Inc. (a)	2,500	4,425
American Dental Partners, Inc. (a)	3,200	41,760
Bioscript, Inc. (a)	9,800	78,204
Catalyst Health Solutions, Inc. (a)	8,800	364,144
Centene Corp. (a)	10,800	259,632
Computer Programs & Systems, Inc.	1,900	74,252
Contiucare Corp. (a)	6,500	24,050
HealthSpring, Inc. (a)	11,900	209,440
Magellan Health Services, Inc. (a)	8,200	356,536
MedQuist Inc.	1,900	14,839
Metropolitan Health Networks, Inc. (a)	7,700	24,871
Molina Healthcare, Inc. (a)	3,200	80,544
National Research Corp.	300	7,596
Transcend Services, Inc. (a)	1,500	24,375
Triple-S Management Corp. (a)	4,900	86,975
Universal American Financial Corp. (a)	6,400	98,560
WellCare Health Plans, Inc. (a)	9,600	286,080

		2,431,839

Health Care Services — 1.9%
AMN Healthcare Services, Inc. (a)	8,405	73,964
Air Methods Corp. (a)	2,300	78,200
Alliance Healthcare Services, Inc. (a)	5,800	32,596
Allied Healthcare International, Inc. (a)	12,700	34,544

Common Stocks	Shares	Value

Health Care Services (concluded)
Almost Family, Inc. (a)	1,600	$60,304
Amedisys, Inc. (a)(b)	6,166	340,487
athenahealth, Inc. (a)	7,500	274,200
CardioNet, Inc. (a)	4,500	34,425
Chemed Corp.	4,972	270,377
Chindex International, Inc. (a)	3,300	38,973
Corvel Corp. (a)	1,885	67,389
Cross Country Healthcare, Inc. (a)	7,700	77,847
Eclipsys Corp. (a)	12,431	247,128
Emergency Medical Services Corp. (a)	6,700	378,885
Gentiva Health Services, Inc. (a)	6,912	195,471
HMS Holdings Corp. (a)	5,800	295,742
Health Grades, Inc. (a)	5,500	34,980
HealthSouth Corp. (a)	22,000	411,400
Healthways, Inc. (a)	8,400	134,988
IPC The Hospitalist Co., Inc. (a)	4,000	140,440
LHC Group, Inc. (a)	3,200	107,296
MWI Veterinary Supply, Inc. (a)	2,800	113,120
Medidata Solutions, Inc. (a)	1,600	24,320
Novamed Eyecare, Inc. (a)(b)	4,400	14,960
Odyssey HealthCare, Inc. (a)	7,100	128,581
Omnicell, Inc. (a)	7,900	110,837
PharMerica Corp. (a)	7,569	137,907
Phase Forward, Inc. (a)	10,000	130,700
Quality Systems, Inc. (b)	5,300	325,632
RehabCare Group, Inc. (a)	5,395	147,122
Res-Care, Inc. (a)	6,000	71,940
Team Health Holdings, Inc. (a)	3,400	57,120
Virtual Radiologic Corp. (a)	1,600	17,600

		4,609,475

Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	9,700	203,700
The Providence Service Corp. (a)	3,000	45,570

		249,270

Home Building — 0.3%
Beazer Homes USA, Inc. (a)	12,800	58,112
Brookfield Homes Corp. (a)	2,451	21,422
Hovnanian Enterprises, Inc., Class A (a)(b)	10,400	45,240
M/I Homes, Inc. (a)	4,100	60,065
Meritage Homes Corp. (a)	7,400	155,400
Ryland Group, Inc.	9,500	213,180
Standard-Pacific Corp. (a)	25,200	113,904

		667,323

Hotel/Motel — 0.3%
Gaylord Entertainment Co. (a)(b)	9,055	265,221
Marcus Corp.	4,979	64,677
Morgans Hotel Group Co. (a)	5,800	37,178
Orient Express Hotels Ltd., Class A (a)	20,400	289,272
Red Lion Hotels Corp. (a)	4,000	28,880

		685,228

12	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Appliances — 0.1%
National Presto Industries, Inc.	1,050	$124,856

Household Equipment & Products — 0.5%
American Greetings Corp., Class A	9,000	187,560
Blyth, Inc.	1,525	47,656
CSS Industries, Inc.	1,891	38,009
Central Garden & Pet Co., Class A (a)	14,734	134,964
Helen of Troy Ltd. (a)	6,500	169,390
Tupperware Corp.	14,274	688,292

		1,265,871

Household Furnishings — 0.4%
American Woodmark Corp.	2,600	50,414
Ethan Allen Interiors, Inc.	5,200	107,276
Furniture Brands International, Inc. (a)	10,400	66,872
Hooker Furniture Corp.	2,500	40,200
Kirkland’s, Inc. (a)	2,500	52,500
La-Z-Boy, Inc. (a)	11,400	142,956
Sealy Corp. (a)(b)	10,900	38,150
Stanley Furniture Co., Inc. (a)	2,400	24,384
Tempur-Pedic International, Inc. (a)	17,500	527,800

		1,050,552

Insurance: Life — 0.5%
American Equity Investment Life Holding Co.	13,200	140,580
Citizens, Inc. (a)	7,800	53,898
Conseco, Inc. (a)	58,600	364,492
Delphi Financial Group, Inc., Class A	10,905	274,370
FBL Financial Group, Inc., Class A	3,225	78,948
Independence Holding Co.	740	7,023
Kansas City Life Insurance Co.	1,042	32,906
Life Partners Holdings, Inc. (b)	1,200	26,604
National Western Life Insurance Co., Class A	556	102,499
The Phoenix Cos., Inc. (a)	28,900	69,938
Presidential Life Corp.	5,193	51,774

		1,203,032

Insurance: Multi-Line — 0.8%
AMBAC Financial Group, Inc. (b)	66,900	37,250
Assured Guaranty Ltd.	29,000	637,130
Crawford & Co., Class B (a)	5,909	24,050
Eastern Insurance Holdings, Inc.	2,200	22,308
eHealth, Inc. (a)	6,000	94,500
Flagstone Reinsurance Holdings Ltd.	10,200	116,892
Horace Mann Educators Corp.	9,968	150,118
Maiden Holdings Ltd.	12,200	90,158
Max Capital Group Ltd.	11,200	257,488
Pico Holdings, Inc. (a)	5,297	196,995
Platinum Underwriters Holdings Ltd.	11,600	430,128

Common Stocks	Shares	Value

Insurance: Multi-Line (concluded)
Primus Guaranty Ltd. (a)	5,800	$24,360

		2,081,377

Insurance: Property-Casualty — 1.9%
American Physicians Capital, Inc.	1,674	53,484
American Safety Insurance
Holdings Ltd. (a)	1,200	19,908
Amerisafe, Inc. (a)	3,600	58,932
AmTrust Financial Services, Inc.	5,500	76,725
Argo Group International Holdings Ltd.	7,479	243,741
Baldwin & Lyons, Inc., Class B	2,032	48,951
CNA Surety Corp. (a)	4,086	72,690
Donegal Group, Inc., Class A	2,744	39,815
EMC Insurance Group, Inc.	1,300	29,276
Employers Holdings, Inc.	10,980	163,053
Enstar Group Ltd. (a)	1,600	110,656
FPIC Insurance Group, Inc. (a)	2,000	54,220
First Acceptance Corp. (a)	3,877	7,909
First Mercury Financial Corp.	3,600	46,908
Greenlight Capital Re Ltd. (a)	6,900	184,092
Hallmark Financial Services, Inc. (a)	2,100	18,900
Harleysville Group, Inc.	3,462	116,877
Hilltop Holdings, Inc. (a)	9,572	112,471
Infinity Property & Casualty Corp.	3,400	154,496
Meadowbrook Insurance Group, Inc.	14,852	117,331
Mercer Insurance Group, Inc.	1,300	23,400
Montpelier Re Holdings Ltd.	15,800	265,598
NYMAGIC, Inc.	1,100	23,353
National Interstate Corp.	1,600	33,136
Navigators Group, Inc. (a)	2,600	102,258
PMA Capital Corp., Class A (a)	7,806	47,929
The PMI Group, Inc. (a)	15,300	82,926
ProAssurance Corp. (a)	7,523	440,396
Radian Group, Inc. (b)	18,500	289,340
RLI Corp.	4,164	237,431
Safety Insurance Group, Inc.	2,900	109,243
SeaBright Insurance Holdings, Inc.	3,900	42,939
Selective Insurance Group, Inc.	13,008	215,933
State Auto Financial Corp.	3,512	63,040
Stewart Information Services Corp.	3,522	48,604
Tower Group, Inc.	10,786	239,126
United America Indemnity, Ltd. (a)	8,741	83,651
United Fire & Casualty Co.	5,500	98,945
Universal Insurance Holdings, Inc.	3,000	15,180
Zenith National Insurance Corp.	8,855	339,324

		4,532,187

International Trade & Diversif — 0.0%
Global Sources Ltd. (a)	3,997	26,020

Leisure Time — 0.6%
Bluegreen Corp. (a)	3,500	11,445
Callaway Golf Co.	13,700	120,834
Churchill Downs, Inc.	2,332	87,450

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	13

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Leisure Time (concluded)
Great Wolf Resorts, Inc. (a)	6,700	$21,306
Interval Leisure Group, Inc. (a)	9,700	141,232
Life Time Fitness, Inc. (a)(b)	9,700	272,570
Orbitz Worldwide, Inc. (a)	8,400	59,724
Pool Corp. (b)	11,600	262,624
Smith & Wesson Holding Corp. (a)(b)	11,800	44,604
Speedway Motorsports, Inc.	3,255	50,811
Sport Supply Group, Inc.	2,100	28,224
Steinway Musical Instruments, Inc. (a)	1,700	32,011
Sturm Ruger & Co., Inc. (b)	3,500	41,965
Town Sports International Holdings, Inc. (a)	4,900	19,159
Universal Travel Group (a)	2,400	23,784
Vail Resorts, Inc. (a)(b)	7,056	282,875
West Marine, Inc. (a)	4,100	44,485

		1,545,103

Luxury Items — 0.2%
Fossil, Inc. (a)	11,200	422,688
Fuqi International, Inc. (a)(b)	2,300	25,070
Movado Group, Inc. (a)	4,000	45,120

		492,878

Machinery: Agricultural — 0.1%
Alamo Group, Inc.	1,600	31,984
Lindsay Manufacturing Co. (b)	2,613	108,204
Titan International, Inc. (b)	7,849	68,522
Titan Machinery, Inc. (a)	2,400	32,856

		241,566

Machinery: Construction & Handling — 0.1%
Astec Industries, Inc. (a)	4,517	130,812
NACCO Industries, Inc., Class A	1,087	80,601

		211,413

Machinery: Engines — 0.1%
Briggs & Stratton Corp. (b)	11,200	218,400
Harbin Electric, Inc. (a)(b)	3,300	71,247

		289,647

Machinery: Industrial — 1.2%
Actuant Corp., Class A	16,300	318,665
Altra Holdings, Inc. (a)	6,700	91,991
Applied Industrial Technologies, Inc.	10,090	250,736
Chart Industries, Inc. (a)	6,700	134,000
Colfax Corp. (a)	6,000	70,620
Columbus McKinnon Corp. (a)	4,736	75,160
DXP Enterprises, Inc. (a)	1,900	24,263
EnPro Industries, Inc. (a)	5,000	145,400
Flow International Corp. (a)	9,400	28,294
Graham Corp.	1,900	34,181
John Bean Technologies Corp.	7,000	122,780
Kadant, Inc. (a)	2,170	31,270
Middleby Corp. (a)	3,617	208,303

Common Stocks	Shares	Value

Machinery: Industrial (concluded)
MTS Systems Corp.	4,300	$124,829
Nordson Corp.	8,010	544,039
Sauer-Danfoss, Inc. (a)	2,773	36,825
Tecumseh Products Co., Class A (a)	4,428	54,332
Tennant Co.	4,674	128,021
Twin Disc, Inc.	2,100	25,662
Woodward Governor Co.	14,358	459,169

		2,908,540

Machinery: Specialty — 0.1%
Albany International Corp., Class A	6,674	143,691
Cascade Corp.	2,300	74,083
Duoyuan Printing, Inc. (a)	1,100	11,880
Hurco Companies, Inc. (a)	1,600	26,928
K-Tron International, Inc. (a)	600	89,982

		346,564

Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	1,600	54,624
Skyline Corp.	1,701	31,639

		86,263

Medical & Dental Instruments & Supplies — 2.7%
ATS Medical, Inc. (a)	12,900	33,540
Abiomed, Inc. (a)	7,700	79,541
AGA Medical Holdings, Inc. (a)	2,700	43,875
Align Technology, Inc. (a)	14,000	270,760
Alphatec Holdings, Inc. (a)	6,700	42,679
American Medical Systems Holdings, Inc. (a)	17,800	330,724
AngioDynamics, Inc. (a)	6,100	95,282
Atrion Corp.	300	42,912
Bovie Medical Corp. (a)(b)	4,700	29,375
CONMED Corp. (a)	7,228	172,099
Cantel Medical Corp.	2,500	49,625
Cardiovascular Systems, Inc. (a)	2,700	14,337
Conceptus, Inc. (a)	6,600	131,736
CryoLife, Inc. (a)	6,100	39,467
Cutera, Inc. (a)	2,100	21,777
Delcath Systems Inc. (a)	6,600	53,460
Endologix, Inc. (a)	12,000	48,480
ev3, Inc. (a)	17,732	281,230
Exactech, Inc. (a)	1,900	39,843
Hansen Medical, Inc. (a)	5,500	12,595
Heartware International, Inc. (a)	1,500	66,705
ICU Medical, Inc. (a)	2,550	87,847
Immucor, Inc. (a)	16,943	379,354
Insulet Corp. (a)	7,900	119,211
Integra LifeSciences Holdings Corp. (a)	4,600	201,618
Invacare Corp.	6,222	165,132
Landauer, Inc.	2,278	148,571
MAKO Surgical Corp. (a)(b)	3,600	48,528
Matrixx Initiatives, Inc. (a)	400	2,028
Medical Action Industries, Inc. (a)	3,550	43,559
Meridian Bioscience, Inc.	10,000	203,700

14	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Medical & Dental Instruments & Supplies (concluded)
Merit Medical Systems, Inc. (a)	5,910	$90,127
Micrus Endovascular Corp. (a)	3,200	63,104
Neogen Corp. (a)	5,050	126,755
NuVasive, Inc. (a)(b)	8,800	397,760
OraSure Technologies, Inc. (a)	11,559	68,545
Orthofix International NV (a)	4,300	156,434
Orthovita, Inc. (a)	15,800	67,308
Owens & Minor, Inc.	9,698	449,890
PSS World Medical, Inc. (a)	13,273	312,048
Quidel Corp. (a)	5,300	77,062
Rochester Medical Corp. (a)	2,300	29,486
Rockwell Medical Technologies, Inc. (a)(b)	3,300	19,074
Steris Corp.	13,600	457,776
SurModics, Inc. (a)(b)	3,783	79,216
Symmetry Medical, Inc. (a)	9,000	90,360
Synovis Life Technologies, Inc. (a)	2,200	34,166
Trans1, Inc. (a)	3,100	10,075
Utah Medical Products, Inc.	700	19,691
Vascular Solutions, Inc. (a)	4,300	38,657
Volcano Corp. (a)	10,800	260,928
West Pharmaceutical Services, Inc.	7,776	326,203
Wright Medical Group, Inc. (a)	8,200	145,714
Young Innovations, Inc.	1,300	36,608

		6,656,577

Medical Equipment — 1.6%
Abaxis, Inc. (a)	5,100	138,669
Accuray, Inc. (a)(b)	10,400	63,336
Affymetrix, Inc. (a)	17,500	128,450
Analogic Corp.	3,172	135,540
Bruker BioSciences Corp. (a)	12,087	177,074
Cardiac Science Corp. (a)	4,800	8,976
Cyberonics, Inc. (a)	6,769	129,694
Cynosure, Inc., Class A (a)	1,400	15,736
DexCom, Inc. (a)	12,000	116,760
Dionex Corp. (a)	4,231	316,394
Electro-Optical Sciences, Inc. (a)(b)	4,800	35,616
Enteromedics, Inc. (a)	4,700	2,397
Greatbatch, Inc. (a)	5,500	116,545
Haemonetics Corp. (a)	5,772	329,870
IRIS International, Inc. (a)	4,500	45,945
Luminex Corp. (a)	10,351	174,207
Masimo Corp.	12,300	326,565
Merge Healthcare, Inc. (a)	6,100	12,627
Natus Medical, Inc. (a)	6,800	108,188
NxStage Medical, Inc. (a)	5,700	65,265
Palomar Medical Technologies, Inc. (a)	3,400	36,924
Sirona Dental Systems, Inc. (a)	4,200	159,726
Somanetics Corp. (a)	2,400	45,936
SonoSite, Inc. (a)	3,715	119,289
Spectranetic Corp. (a)	8,100	55,971
Stereotaxis, Inc. (a)	6,500	32,565
Thoratec Corp. (a)	12,747	426,387

Common Stocks	Shares	Value

Medical Equipment (concluded)
Tomotherapy, Inc. (a)	10,300	$35,123
Varian, Inc. (a)	6,935	359,094
Vital Images, Inc. (a)	3,600	58,212
Zoll Medical Corp. (a)	4,522	119,200

		3,896,281

Medical Services — 0.4%
America Service Group, Inc.	2,200	35,398
Bio-Reference Labs, Inc. (a)	2,500	109,925
Clarient, Inc. (a)	8,300	21,746
eResearch Technology, Inc. (a)	10,650	73,592
Genoptix, Inc. (a)	3,600	127,764
inVentiv Health, Inc. (a)	8,200	184,172
Kendle International, Inc. (a)	3,200	55,936
Nighthawk Radiology Holdings, Inc. (a)	5,300	16,854
Parexel International Corp. (a)	12,994	302,890
RadNet, Inc. (a)	6,900	21,942

		950,219

Metal Fabricating — 0.7%
Ampco-Pittsburgh Corp.	2,100	52,122
Dynamic Materials Corp.	3,200	49,984
The Eastern Co.	1,700	23,018
Hawk Corp., Class A (a)	1,300	25,350
Haynes International, Inc.	3,000	106,590
Kaydon Corp.	7,426	279,218
L.B. Foster Co., Class A (a)	2,500	72,225
Lawson Products, Inc.	988	15,284
Mueller Industries, Inc.	9,082	243,307
Mueller Water Products, Inc., Series A	36,260	173,323
Northwest Pipe Co. (a)	1,700	37,145
Omega Flex, Inc.	600	6,300
RBC Bearings, Inc. (a)	4,800	152,976
RTI International Metals, Inc. (a)	6,813	206,638
Worthington Industries, Inc.	14,600	252,434

		1,695,914

Metals & Minerals: Diversified — 0.4%
AMCOL International Corp.	5,773	157,026
Brush Engineered Materials, Inc. (a)	5,011	113,098
General Moly, Inc. (a)	15,600	51,792
Hecla Mining Co. (a)(b)	53,500	292,645
Minerals Technologies, Inc.	4,153	215,291
Oil-Dri Corp. of America	800	15,464
Paramount Gold and Silver Corp. (a)	14,500	20,155
United States Lime & Minerals Inc. (a)	400	15,468
Uranerz Energy Corp. (a)(b)	13,200	24,552

		905,491

Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	13,500	103,410
Electronics for Imaging, Inc. (a)	11,339	131,873

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	15

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Office Supplies & Equipment (concluded)
HNI Corp.	10,800	$287,604
Herman Miller, Inc.	13,200	238,392
Kimball International, Inc., Class B	7,974	55,419
Knoll, Inc.	11,900	133,875
Steelcase, Inc., Class A	16,300	105,461
United Stationers, Inc. (a)	5,769	339,506

		1,395,540

Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)	26,800	115,508
Vantage Drilling Co. (a)	13,700	20,276

		135,784

Oil Well Equipment & Services — 1.3%
Allis-Chalmers Energy, Inc. (a)	12,700	44,958
Basic Energy Services, Inc. (a)	5,300	40,863
Bolt Technology Corp. (a)	2,100	23,751
Boots & Coots, Inc. (a)	21,700	52,731
Bronco Drilling Co., Inc. (a)	4,700	22,090
CARBO Ceramics, Inc. (b)	4,302	268,187
Cal Dive International, Inc. (a)	10,974	80,439
Complete Production Services, Inc. (a)	14,300	165,165
Dawson Geophysical Co. (a)	1,500	43,860
Dril-Quip, Inc. (a)	6,976	424,420
Geokinetics, Inc. (a)	1,300	9,373
Global Industries Ltd. (a)	24,500	157,290
Gulf Island Fabrication, Inc.	3,017	65,620
Hornbeck Offshore Services, Inc. (a)	4,840	89,879
ION Geophysical Corp. (a)	24,246	119,290
Key Energy Services, Inc. (a)	29,800	284,590
Lufkin Industries, Inc.	3,400	269,110
Matrix Service Co. (a)	6,500	69,940
Natural Gas Services Group (a)	3,000	47,610
Newpark Resources, Inc. (a)	22,220	116,655
OYO Geospace Corp. (a)	1,000	47,810
Parker Drilling Co. (a)	28,981	142,876
Pioneer Drilling Co. (a)	10,200	71,808
RPC, Inc.	7,100	79,023
Sulphco, Inc. (a)(b)	12,200	3,538
Superior Well Services, Inc. (a)	3,900	52,182
T-3 Energy Services, Inc. (a)	3,100	76,136
Tetra Technologies, Inc. (a)	18,200	222,404
Union Drilling, Inc. (a)	2,600	16,016
Willbros Group, Inc. (a)	8,400	100,884

		3,208,498

Oil: Crude Producers — 2.2%
ATP Oil & Gas Corp. (a)	8,900	167,409
Apco Oil and Gas International, Inc.	2,100	56,826
Approach Resources, Inc. (a)	3,500	31,780
Arena Resources, Inc. (a)	8,700	290,580
Atlas Energy, Inc.	16,087	500,627
BPZ Resources, Inc. (a)(b)	22,200	163,170
Berry Petroleum Co., Class A	11,702	329,528
Bill Barrett Corp. (a)	8,500	261,035

Common Stocks	Shares	Value

Oil: Crude Producers (concluded)
Brigham Exploration Co. (a)	22,600	$360,470
CREDO Petroleum Corp. (a)	1,600	15,824
Carrizo Oil & Gas, Inc. (a)	6,900	158,355
Cheniere Energy, Inc. (a)	13,100	40,479
Clayton Williams Energy, Inc. (a)	1,500	52,470
Contango Oil & Gas Co. (a)	3,000	153,450
Cubic Energy, Inc. (a)	5,300	5,618
Delta Petroleum Corp. (a)(b)	45,900	64,719
Endeavour International Corp. (a)	28,500	36,195
FX Energy, Inc. (a)(b)	10,500	36,015
GMX Resources, Inc. (a)	7,100	58,362
GeoResources, Inc. (a)	1,800	27,486
Goodrich Petroleum Corp. (a)(b)	5,500	86,020
Gran Tierra Energy, Inc. (a)	48,800	287,920
Gulfport Energy Corp. (a)	6,500	73,060
Harvest Natural Resources, Inc. (a)	8,200	61,746
Isramco Inc. (a)	200	13,110
McMoRan Exploration Co. (a)(b)	18,400	269,192
Northern Oil And Gas, Inc. (a)	7,900	125,215
Oilsands Quest, Inc. (a)	48,600	35,925
Panhandle Oil & Gas, Inc.	1,800	42,534
Penn Virginia Corp.	10,616	260,092
Petroleum Development Corp. (a)	4,100	94,997
Petroquest Energy, Inc. (a)(b)	11,400	57,342
PrimeEnergy Corp. (a)	100	2,693
Rex Energy Corp. (a)	6,700	76,313
Rosetta Resources, Inc. (a)	12,500	294,375
Stone Energy Corp. (a)	9,798	173,915
Swift Energy Co. (a)	8,917	274,109
Toreador Resources Corp. (a)	5,500	44,990
Vaalco Energy, Inc.	14,600	72,124
Venoco, Inc. (a)	4,500	57,735
W&T Offshore, Inc.	8,300	69,720
Warren Resources, Inc. (a)	15,100	38,052
Zion Oil & Gas, Inc. (a)	2,328	14,410

		5,335,987

Oil: Refining & Marketing — 0.2%
Alon USA Energy, Inc.	1,800	13,050
CVR Energy, Inc. (a)	5,700	49,875
Delek US Holdings, Inc.	3,200	23,296
Western Refining, Inc. (a)(b)	8,200	45,100
World Fuel Services Corp.	13,400	356,976

		488,297

Paints & Coatings — 0.2%
Chase Corp.	1,800	22,716
Ferro Corp.	19,676	172,952
H.B. Fuller Co.	11,880	275,735
North American Galvanizing & Coatings (a)	2,800	15,568

		486,971

Paper — 0.6%
Boise, Inc. (a)	5,500	33,715
Buckeye Technologies, Inc. (a)	9,298	121,618
Cellu Tissue Holdings, Inc. (a)	1,700	16,966

16	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Paper (concluded)
Clearwater Paper Corp. (a)	2,599	$128,001
Domtar Corp. (a)	9,500	611,895
Kapstone Paper and Packaging Corp. (a)	7,100	84,277
Neenah Paper, Inc.	3,800	60,192
P.H. Glatfelter Co.	11,301	163,751
Schweitzer-Mauduit International, Inc.	3,920	186,435
Wausau Paper Corp.	10,842	92,591

		1,499,441

Personal Care — 0.1%
Female Health Co.	3,500	25,095
Mannatech, Inc.	3,900	13,026
Orchids Paper Products Co. (a)	1,400	23,030
USANA Health Sciences, Inc. (a)	1,600	50,256
WD-40 Co.	4,089	134,242

		245,649

Pharmaceuticals — 1.7%
Acura Pharmaceuticals, Inc. (a)	2,100	11,319
Adolor Corp. (a)	11,600	20,880
Akorn, Inc. (a)	13,100	20,043
Alkermes, Inc. (a)	22,800	295,716
American Oriental Bioengineering, Inc. (a)(b)	15,500	63,240
Ardea Biosciences, Inc. (a)	3,300	60,258
Auxilium Pharmaceuticals, Inc. (a)	10,600	330,296
Avanir Pharmaceuticals, Inc. (a)	16,700	38,744
BMP Sunstone Corp. (a)	8,800	44,528
BioCryst Pharmaceuticals, Inc. (a)(b)	5,800	38,106
Biospecifics Technologies (a)	800	22,200

Cadence Pharmaceuticals, Inc. (a)(b)	6,000	54,780
Cambrex Corp. (a)	7,285	29,504
Caraco Pharmaceutical Laboratories Ltd. (a)	2,600	15,574
China Sky One Medical, Inc. (a)	2,800	43,988
Cumberland Pharmaceuticals, Inc. (a)	1,800	18,954
Depomed, Inc. (a)	12,800	45,440
Durect Corp. (a)	20,100	60,501
Hi-Tech Pharmacal Co., Inc. (a)	1,700	37,638
Impax Laboratories, Inc. (a)	14,600	261,048
Infinity Pharmaceuticals, Inc. (a)	5,000	30,500
Inspire Pharmaceuticals, Inc. (a)	14,100	87,984
Ironwood Pharmaceuticals, Inc. (a)	4,300	58,136
Isis Pharmaceuticals, Inc. (a)	22,389	244,488
Ista Pharmaceuticals, Inc. (a)	9,100	37,037
Javelin Pharmaceuticals, Inc. (a)	12,600	16,254
K-V Pharmaceutical Co., Class A (a)	8,700	15,312
Lannett Co., Inc. (a)	2,100	8,925
MAP Pharmaceuticals, Inc. (a)	1,800	28,602
Medicines Co. (a)	13,227	103,700
Medicis Pharmaceutical Corp., Class A	13,300	334,628

Common Stocks	Shares	Value

Pharmaceuticals (concluded)
MiddleBrook Pharmaceuticals, Inc. (a)	9,100	$2,730
Obagi Medical Products, Inc. (a)	3,900	47,502
Optimer Pharmaceuticals, Inc. (a)(b)	7,200	88,416
Pain Therapeutics, Inc. (a)	8,700	54,549
Par Pharmaceutical Cos., Inc. (a)	7,700	190,960
Pozen, Inc. (a)	6,400	61,312
Prestige Brands Holdings, Inc. (a)	8,300	74,700
Questcor Pharmaceuticals, Inc. (a)	12,200	100,406
SIGA Technologies, Inc. (a)(b)	6,900	45,747
Salix Pharmaceuticals Ltd. (a)	12,700	473,075
Santarus, Inc. (a)	12,300	66,174
Sciclone Pharmaceuticals, Inc. (a)	10,300	36,359
Spectrum Pharmaceuticals, Inc. (a)	9,500	43,795
SuperGen, Inc. (a)	13,800	44,160
Vical, Inc. (a)	9,000	30,240
Vivus, Inc. (a)(b)	17,800	155,216
Xenoport, Inc. (a)	6,100	56,486

		4,050,150

Photography — 0.2%
CPI Corp.	1,200	16,632
Eastman Kodak Co. (a)	63,700	368,823

		385,455

Plastics — 0.0%
Spartech Corp. (a)	7,654	89,552

Power Transmission Equipment — 0.4%
Advanced Energy
Industries, Inc. (a)	8,212	135,991
Generac Holdings, Inc. (a)	4,200	58,842
Maxwell Technologies, Inc. (a)	5,600	69,384
Powell Industries, Inc. (a)	1,931	62,815
Regal-Beloit Corp.	8,451	502,074
Vicor Corp. (a)	4,796	66,233

		895,339

Precious Metals & Minerals — 0.1%
Horsehead Holding Corp. (a)	10,000	118,400
Stillwater Mining Co. (a)	10,064	130,631

		249,031

Printing & Copying Services — 0.0%
Cenveo, Inc. (a)	12,100	104,786

Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	9,600	99,456
China Fire & Security Group, Inc. (a)(b)	3,500	45,395

		144,851

Production Technology Equipment — 1.0%
ATMI, Inc. (a)(c)	7,857	151,719
Brooks Automation, Inc. (a)	16,078	141,808
Cognex Corp.	9,856	182,237
Cohu, Inc.	5,818	80,114
Cymer, Inc. (a)	6,600	246,180

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	17

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Production Technology Equipment (concluded)
Electro Scientific Industries, Inc. (a)	6,761	$86,608
Entegris, Inc. (a)	30,292	152,672
FEI Co. (a)	9,155	209,741
Intevac, Inc. (a)	5,500	76,010
Kulicke & Soffa Industries, Inc. (a)	15,256	110,606
MKS Instruments, Inc. (a)	12,100	237,039
Photronics, Inc. (a)	11,079	56,392
Rudolph Technologies, Inc. (a)	7,573	64,901
Tessera Technologies, Inc. (a)	11,600	235,248
Ultratech, Inc. (a)	4,990	67,864
Veeco Instruments, Inc. (a)	8,727	379,624

		2,478,763

Publishing — 0.1%
Courier Corp.	2,450	40,449
Dolan Media Co. (a)	6,500	70,655
Journal Communications, Inc., Class A	9,800	41,160
Martha Stewart Living
Omnimedia, Inc., Class A (a)(b)	6,682	37,286
Primedia, Inc.	5,800	19,952
Scholastic Corp.	5,160	144,480

		353,982

Radio & TV Broadcasters — 0.1%
Crown Media Holdings, Inc.,
Class A (a)	2,698	5,180
Fisher Communications, Inc. (a)	1,500	21,150
Lin TV Corp., Class A (a)	6,700	38,525
Outdoor Channel Holdings, Inc. (a)	3,800	25,042
Sinclair Broadcast Group, Inc., Class A (a)	11,464	58,237

		148,134

Railroad Equipment — 0.1%
American Railcar Industries, Inc.	2,300	27,968
Freightcar America, Inc.	2,400	57,984
Greenbrier Cos., Inc. (a)	4,300	47,343
Portec Rail Products, Inc.	1,500	17,430

		150,725

Railroads — 0.1%
Genesee & Wyoming, Inc., Class A (a)	8,875	302,815
RailAmerica, Inc. (a)	4,500	53,100

		355,915

Real Estate — 0.2%
American Realty Investors, Inc. (a)	400	4,300
Avatar Holdings, Inc. (a)	1,500	32,610
China Housing & Land Development (a)(b)	7,100	26,980
Consolidated-Tomoka Land Co.	1,400	44,114
Forestar Group, Inc. (a)(b)	8,728	164,784
Griffin Land & Nurseries, Inc.	700	20,335

Common Stocks	Shares	Value

Real Estate (concluded)
Tejon Ranch Co. (a)	2,715	$82,862
United Capital Corp. (a)	300	7,116

		383,101

Real Estate Investment Trusts (REITs) — 6.4%
Acadia Realty Trust	9,913	177,046
Agree Realty Corp.	1,900	43,434
Alexander’s, Inc. (a)	467	139,694
American Campus Communities, Inc.	12,603	348,599
American Capital Agency Corp.	3,300	84,480
Anworth Mortgage Asset Corp.	24,600	165,804
Apollo Commercial Real Estate Finance, Inc.	1,800	32,418
Ashford Hospitality Trust, Inc. (a)	11,780	84,463
Associated Estates Realty Corp.	3,900	53,781
BioMed Realty Trust, Inc.	23,520	389,021
CBL & Associates Properties, Inc.	32,700	447,990
CapLease, Inc.	11,100	61,605
Capstead Mortgage Corp.	15,100	180,596
Cedar Shopping Centers, Inc.	9,800	77,518
Chesapeake Lodging Trust (a)	1,600	31,148
Cogdell Spencer, Inc.	6,900	51,060
Colonial Properties Trust	15,300	197,064
Colony Financial, Inc. (a)	2,900	58,000
Cousins Properties, Inc.	16,936	140,738
CreXus Investment Corp.	2,500	33,425
Cypress Sharpridge Investments, Inc.	3,800	50,844
DCT Industrial Trust, Inc.	47,510	248,477
Developers Diversified Realty Corp.	48,200	586,594
DiamondRock Hospitality Co.	30,105	304,361
Dupont Fabros Technology, Inc.	6,600	142,494
Dynex Capital Corp.	2,600	23,400
Eastgroup Properties, Inc.	6,227	235,007
Education Realty Trust, Inc.	12,400	71,176
Entertainment Properties Trust	9,680	398,138
Equity Lifestyle Properties, Inc.	6,094	328,345
Equity One, Inc. (b)	7,800	147,342
Extra Space Storage, Inc.	20,050	254,234
FelCor Lodging Trust, Inc. (a)	13,470	76,779
First Industrial Realty Trust, Inc. (a)	11,400	88,464
First Potomac Realty Trust	8,000	120,240
Franklin Street Properties Corp.	15,500	223,665
Getty Realty Corp.	4,300	100,620
Gladstone Commercial Corp.	1,100	15,895
Glimcher Realty Trust	12,756	64,673
Government Properties Income Trust	3,500	91,035
Gramercy Capital Corp. (a)	10,702	29,859
Hatteras Financial Corp.	8,000	206,160
Healthcare Realty Trust, Inc.	13,300	309,757
Hersha Hospitality Trust	26,400	136,752
Highwoods Properties, Inc.	16,500	523,545
Home Properties, Inc.	7,820	365,976
Inland Real Estate Corp.	16,900	154,635

18	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
InvesCo. Mortgage Capital, Inc.	3,500	$80,500
Investors Real Estate Trust	16,400	147,928
iStar Financial, Inc. (a)(b)	23,600	108,324
Kilroy Realty Corp.	9,600	296,064
Kite Realty Group Trust	9,740	46,070
LTC Properties, Inc.	5,800	156,948
LaSalle Hotel Properties	15,220	354,626
Lexington Corporate Properties Trust	22,643	147,406
MFA Financial, Inc.	66,800	491,648
Medical Properties Trust, Inc.	19,800	207,504
Mid-America Apartment
Communities, Inc.	6,329	327,779
Mission West Properties, Inc.	3,800	26,144
Monmouth Real Estate Investment Corp., Class A	4,900	41,209
National Health Investors, Inc.	6,329	245,312
National Retail Properties, Inc.	19,175	437,765
NorthStar Realty Finance Corp. (b)	14,963	62,994
Omega Healthcare Investors, Inc.	20,000	389,800
PS Business Parks, Inc.	4,208	224,707
Parkway Properties, Inc.	5,504	103,365
Pebblebrook Hotel Trust (a)	4,600	96,738
Pennsylvania Real Estate Investment Trust (b)	8,132	101,406
Pennymac Mortgage Investment Trust (a)	3,500	58,135
Post Properties, Inc.	11,786	259,528
Potlatch Corp.	9,647	338,031
RAIT Investment Trust (a)(b)	13,310	26,354
Ramco-Gershenson Properties Trust	5,400	60,804
Redwood Trust, Inc.	18,895	291,361
Resource Capital Corp.	6,300	42,588
Saul Centers, Inc.	1,522	63,011
Sovran Self Storage, Inc.	6,280	218,921
Starwood Property Trust, Inc.	10,500	202,650
Strategic Hotel Capital, Inc. (a)	17,850	75,862
Sun Communities, Inc.	3,343	84,244
Sunstone Hotel Investors, Inc. (a)	23,721	264,964
Tanger Factory Outlet Centers, Inc.	9,622	415,285
Terreno Realty Corp. (a)	2,300	45,379
Transcontinental Realty Investors, Inc. (a)	700	8,764
UMH Properties, Inc.	2,000	16,340
U-Store-It Trust	18,670	134,424
Universal Health Realty Income Trust	2,927	103,440
Urstadt Biddle Properties, Inc., Class A	5,100	80,631
Walter Investment Management Corp.	4,900	78,400
Washington Real Estate Investment Trust	13,965	426,631

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Winthrop Realty Trust	2,737	$32,953

		15,519,288

Recreational Vehicles & Boats — 0.4%
Brunswick Corp.	20,000	319,400
Drew Industries, Inc. (a)	4,700	103,494
Marine Products Corp.	2,331	13,986
Polaris Industries, Inc. (b)	6,900	353,004
Winnebago Industries, Inc. (a)	6,190	90,436

		880,320

Rental & Leasing Services: Consumer — 0.4%
Amerco, Inc. (a)	2,200	119,438
Avis Budget Group, Inc. (a)	23,000	264,500
Dollar Thrifty Automotive Group, Inc. (a)	6,395	205,471
Rent-A-Center, Inc. (a)	15,000	354,750

		944,159

Restaurants — 1.5%
AFC Enterprises, Inc. (a)	6,200	66,526
BJ’s Restaurants, Inc. (a)	4,700	109,510
Benihana, Inc., Class A (a)	3,700	24,050
Bob Evans Farms, Inc.	7,280	225,025
Buffalo Wild Wings, Inc. (a)	4,050	194,846
CEC Entertainment, Inc. (a)	5,550	211,399
CKE Restaurants, Inc.	12,300	136,161
California Pizza Kitchen, Inc. (a)	3,750	62,963
Caribou Coffee Co., Inc. (a)	1,400	9,268
Carrols Restaurant Group, Inc. (a)	2,500	17,000
The Cheesecake Factory, Inc. (a)	13,500	365,310
Cracker Barrel Old Country Store, Inc.	5,100	236,538
Denny’s Corp. (a)	24,000	92,160
DineEquity, Inc. (a)(b)	4,248	167,923
Domino’s Pizza, Inc. (a)	9,250	126,170
Einstein Noah Restaurant Group, Inc. (a)	1,000	12,150
Frisch’s Restaurants, Inc.	600	13,260
Jack in the Box, Inc. (a)	12,736	299,933
Krispy Kreme Doughnuts, Inc. (a)	14,600	58,692
Landry’s Restaurants, Inc. (a)	1,596	28,600
Luby’s, Inc. (a)	4,800	18,912
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	3,400	34,238
O’Charleys, Inc.	4,684	41,875
P.F. Chang’s China Bistro, Inc. (a)	5,208	229,829
Papa John’s International, Inc. (a)	4,796	123,305
Red Robin Gourmet Burgers, Inc. (a)	3,100	75,764
Ruby Tuesday, Inc. (a)	15,300	161,721
Ruth’s Hospitality Group, Inc. (a)	5,300	28,090
Sonic Corp. (a)	13,120	144,976
The Steak N Shake Co. (a)	291	110,950

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	19

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Restaurants (concluded)
Texas Roadhouse, Inc., Class A (a)	11,900	$165,291

		3,592,435

Scientific Instruments: Control & Filter — 0.7%
Brady Corp.	11,394	354,581
CIRCOR International, Inc.	3,600	119,556
China Security & Surveillance Technology, Inc. (a)	9,200	70,748
ESCO Technologies, Inc.	6,532	207,783
Energy Recovery, Inc. (a)	8,900	56,070
The Gorman-Rupp Co.	3,597	91,508
ICx Technologies, Inc. (a)	2,800	19,516
L-1 Identity Solutions, Inc. (a)	18,428	164,562
Mine Safety Appliances Co.	6,526	182,467
PMFG, Inc. (a)	3,300	43,659
RAE Systems, Inc. (a)	12,500	10,187
Robbins & Myers, Inc.	6,324	150,638
Sun Hydraulics, Inc.	2,850	74,043
Watts Water Technologies, Inc., Class A	7,036	218,538
X-Rite, Inc. (a)	8,200	24,846

		1,788,702

Scientific Instruments: Electrical — 1.0%
AZZ, Inc.	2,600	88,010
A.O. Smith Corp.	4,881	256,594
Advanced Battery Technologies, Inc. (a)(b)	11,700	45,630
American Superconductor Corp. (a)(b)	9,800	283,220
Baldor Electric Co.	11,101	415,177
Broadwind Energy, Inc. (a)	7,600	33,972
China BAK Battery, Inc. (a)(b)	6,400	15,424
Ener1, Inc. (a)(b)	11,600	54,868
EnerSys (a)	8,900	219,474
Franklin Electric Co., Inc.	5,360	160,746
GrafTech International Ltd. (a)	28,644	391,564
Houston Wire & Cable Co.	4,400	50,952
Littelfuse, Inc. (a)	5,360	203,734
Preformed Line Products Co.	500	19,075
SatCon Technology Corp. (a)	14,600	35,478
Taser International, Inc. (a)	13,300	77,938
Ultralife Batteries, Inc. (a)	3,100	12,431
Valence Technology, Inc. (a)(b)	12,800	10,880

		2,375,167

Scientific Instruments: Gauges & Meters — 0.1%
Badger Meter, Inc.	3,300	127,083
Faro Technologies, Inc. (a)	4,100	105,575
Measurement Specialties, Inc. (a)	3,600	52,956
Smartheat, Inc. (a)	1,500	16,110
Zygo Corp. (a)	3,800	35,074

		336,798

Scientific Instruments: Pollution Control — 0.4%
Clean Harbors, Inc. (a)	5,100	283,356
Darling International, Inc. (a)	20,200	180,992

Common Stocks	Shares	Value

Scientific Instruments: Pollution Control (concluded)
EnergySolutions, Inc.	16,400	$105,452
Fuel Tech, Inc. (a)	3,500	28,070
Heritage Crystal Clean, Inc. (a)	1,000	11,300
Met-Pro Corp.	3,600	35,280
Metalico, Inc. (a)	6,700	40,133
Perma-Fix Environmental Services (a)	14,000	31,360
Team, Inc. (a)	4,700	77,973
US Ecology, Inc.	4,300	69,230
Waste Services, Inc. (a)	3,733	36,919

		900,065

Securities Brokerage & Services — 0.9%
BGC Partners, Inc.	12,123	74,072
E*Trade Financial Corp. (a)	371,500	612,975
GFI Group, Inc.	16,200	93,636
Gladstone Investment Corp.	5,500	32,890
International Assets Holding Corp., Inc. (a)	3,155	47,230
KBW, Inc. (a)	8,500	228,650
Knight Capital Group, Inc., Class A (a)	20,800	317,200
LaBranche & Co., Inc. (a)	10,500	55,230
MF Global Holdings Ltd. (a)(b)	21,500	173,505
MarketAxess Holdings, Inc.	7,900	124,267
optionsXpress Holdings, Inc.	10,500	171,045
Penson Worldwide, Inc. (a)(b)	5,200	52,364
SWS Group, Inc.	6,106	70,402
TradeStation Group, Inc. (a)	8,100	56,781

		2,110,247

Semiconductors & Components — 2.6%
Actel Corp. (a)	6,516	90,247
Advanced Analogic Technologies, Inc. (a)	10,700	37,343
Amkor Technology, Inc. (a)	26,700	188,769
Anadigics, Inc. (a)	15,800	76,788
Applied Micro Circuits Corp. (a)	14,100	121,683
Atheros Communications, Inc. (a)	15,370	594,973
Cavium Networks, Inc. (a)	8,800	218,768
Ceva, Inc. (a)	5,000	58,300
Cirrus Logic, Inc. (a)	14,000	117,460
DSP Group, Inc. (a)	5,783	48,172
Diodes, Inc. (a)	7,812	174,989
Emcore Corp. (a)	18,900	22,869
Entropic Communications, Inc. (a)	13,800	70,104
Exar Corp. (a)	9,227	65,050
Formfactor, Inc. (a)	11,300	200,688
Hittite Microwave Corp. (a)	5,200	228,644
IXYS Corp. (a)	5,737	48,994
Kopin Corp. (a)	16,900	62,530
Lattice Semiconductor Corp. (a)	24,000	88,080
MIPS Technologies, Inc. (a)	11,000	49,060
Micrel, Inc.	9,300	99,138
Microsemi Corp. (a)	19,290	334,489
Microtune, Inc. (a)	12,500	34,125

20	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Semiconductors & Components (concluded)
Monolithic Power Systems, Inc. (a)	8,200	$182,860
Netlogic Microsystems, Inc. (a)	10,600	311,958
Omnivision Technologies, Inc. (a)	11,000	188,980
PLX Technology, Inc. (a)	8,400	44,268
ParkerVision, Inc. (a)	7,300	12,410
Pericom Semiconductor Corp. (a)	6,693	71,682
Power Integrations, Inc.	5,200	214,240
RF Micro Devices, Inc. (a)	59,984	298,720
Rubicon Technology, Inc. (a)(b)	3,100	62,620
Semtech Corp. (a)	13,500	235,305
Sigma Designs, Inc. (a)(b)	6,600	77,418
Silicon Image, Inc. (a)	18,676	56,401
Silicon Storage Technology, Inc. (a)	19,858	60,368
Skyworks Solutions, Inc. (a)	38,133	594,875
Standard Microsystems Corp. (a)	5,510	128,273
Supertex, Inc. (a)	2,267	58,013
Techwell, Inc. (a)	3,600	67,320
Trident Microsystems, Inc. (a)	15,800	27,492
TriQuint Semiconductor, Inc. (a)	32,836	229,852
Virage Logic Corp. (a)	4,800	37,728
Volterra Semiconductor Corp. (a)	5,100	128,010
White Electronic Designs Corp. (a)	5,300	37,100
Zoran Corp. (a)	11,408	122,750

		6,279,906

Shipping — 0.5%
American Commerical Lines, Inc. (a)	2,250	56,475
DHT Holdings, Inc.	10,100	39,592
Eagle Bulk Shipping, Inc. (a)(b)	13,000	69,030
Genco Shipping & Trading Ltd. (a)(b)	5,600	118,216
General Maritime Corp.	12,140	87,287
Golar LNG Ltd.	8,300	97,110
Gulfmark Offshore, Inc., Class A (a)	4,800	127,440
Horizon Lines, Inc., Class A	7,500	40,800
International Shipholding Corp.	1,400	41,146
Knightsbridge Tankers Ltd.	3,200	54,208
Nordic American Tanker Shipping Ltd. (b)	10,500	317,835
Ship Finance International Ltd.	11,000	195,360
Teekay Tankers Ltd., Class A	1,500	18,855
Ultrapetrol Bahamas Ltd. (a)	5,400	29,646

		1,293,000

Specialty Retail — 3.4%
1-800-FLOWERS.COM, Inc., Class A (a)	6,524	16,375
America’s Car Mart, Inc. (a)	2,300	55,476
AnnTaylor Stores Corp. (a)	13,500	279,450
Asbury Automotive Group, Inc. (a)	6,800	90,440
bebe Stores, Inc.	5,400	48,060
Big 5 Sporting Goods Corp.	5,500	83,710
Blue Nile, Inc. (a)	3,100	170,562
Books-A-Million, Inc.	1,500	10,860
Borders Group, Inc. (a)	7,000	12,040

Common Stocks	Shares	Value

Specialty Retail (continued)
Brown Shoe Co., Inc.	10,227	$158,314
The Buckle, Inc. (b)	6,009	220,891
Build-A-Bear Workshop, Inc. (a)	4,100	29,192
Cabela’s, Inc., Class A (a)(b)	9,000	157,410
The Cato Corp., Class A	6,295	134,965
Charming Shoppes, Inc. (a)	28,140	153,644
The Children’s Place Retail Stores, Inc. (a)	4,885	217,627
Christopher & Banks Corp.	8,928	71,424
Citi Trends, Inc. (a)	3,700	120,028
Coldwater Creek, Inc. (a)	14,300	99,242
Collective Brands, Inc. (a)	14,900	338,826
Conn’s, Inc. (a)(b)	1,400	10,962
DSW, Inc., Class A (a)	2,500	63,825
Destination Maternity Corp. (a)	1,400	35,924
Dress Barn, Inc. (a)	14,182	371,001
The Finish Line, Inc., Class A	10,380	169,402
Genesco, Inc. (a)	5,238	162,430
Group 1 Automotive, Inc. (a)	5,332	169,878
Gymboree Corp. (a)	6,558	338,590
Haverty Furniture Cos., Inc.	4,436	72,396
hhgregg, Inc. (a)	2,800	70,672
Hibbett Sports, Inc. (a)	6,175	157,956
Hot Topic, Inc. (a)	9,181	59,676
Jo-Ann Stores, Inc. (a)	5,905	247,892
Jos. A. Bank Clothiers, Inc. (a)	4,133	225,868
Lithia Motors, Inc., Class A (a)	4,500	28,800
Lumber Liquidators Holdings, Inc. (a)	3,000	80,010
Men’s Wearhouse, Inc.	11,700	280,098
Midas, Inc. (a)	3,542	39,954
Monro Muffler, Inc.	3,550	126,948
New York & Co. (a)	5,800	27,782
Nu Skin Enterprises, Inc., Class A	11,126	323,767
OfficeMax, Inc. (a)	18,200	298,844
Pacific Sunwear of California, Inc. (a)	13,900	73,809
The Pep Boys - Manny, Moe & Jack	11,966	120,258
Pier 1 Imports, Inc. (a)	26,299	167,525
Regis Corp.	12,700	237,236
Retail Ventures, Inc. (a)	6,200	58,962
Rue21, Inc. (a)	1,300	45,071
Sally Beauty Co., Inc. (a)	23,100	206,052
Shoe Carnival, Inc. (a)	2,100	48,006
Shutterfly, Inc. (a)	4,400	105,996
Sonic Automotive, Inc. (a)	6,900	75,900
Stage Stores, Inc.	9,450	145,435
Stamps.com, Inc. (a)	3,303	33,360
Stein Mart, Inc. (a)	6,324	57,106
Syms Corp. (a)	1,600	15,936
Systemax, Inc.	2,400	52,176
The Talbots, Inc. (b)	5,100	66,096
Tractor Supply Co.	8,300	481,815
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,800	153,816
Vitacost.com, Inc. (a)	2,000	24,100

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	21

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Specialty Retail (concluded)
Vitamin Shoppe, Inc. (a)	1,700	$38,165
The Wet Seal, Inc., Class A (a)	23,600	112,336
Zale Corp. (a)	2,600	7,124
Zumiez, Inc. (a)	4,900	100,401

		8,257,892

Steel — 0.1%
China Precision Steel, Inc. (a)(b)	9,000	18,900
General Steel Holdings, Inc. (a)(b)	3,300	13,563
Olympic Steel, Inc.	1,800	58,770
Sutor Technology Group Ltd. (a)	1,900	5,510
Universal Stainless & Alloy Products, Inc. (a)	1,700	40,783

		137,526

Sugar — 0.0%
Imperial Sugar Co. New Shares	2,500	38,775

Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)(b)	6,900	66,516

Technology: Miscellaneous — 0.3%
Benchmark Electronics, Inc. (a)	15,829	328,293
CTS Corp.	8,368	78,827
LaBarge, Inc. (a)	3,000	33,150
Plexus Corp. (a)	9,498	342,213
Vocus, Inc. (a)	3,300	56,265

		838,748

Telecommunications Equipment — 0.4%
ADC Telecommunications, Inc. (a)	21,900	160,089
Applied Signal Technology, Inc.	2,400	46,992
Arris Group, Inc. (a)	28,000	336,280
Brightpoint, Inc. (a)	11,130	83,809
Cogo Group, Inc. (a)	5,800	40,542
Communications System, Inc.	1,300	16,809
Mastec, Inc. (a)	12,900	162,669
OpNext, Inc. (a)	6,700	15,812
Powerwave Technologies, Inc. (a)(b)	30,377	37,971
Symmetricom, Inc. (a)	11,300	65,879
UTStarcom, Inc. (a)(b)	27,000	75,330

		1,042,182

Textile Products — 0.1%
Interface, Inc., Class A	12,121	140,361
Unifi, Inc. (a)	10,800	39,312

		179,673

Textiles Apparel & Shoes — 2.2%
American Apparel, Inc. (a)	8,500	25,755
Carter’s, Inc. (a)	13,100	394,965
Cherokee, Inc.	1,400	25,200
Columbia Sportswear Co. (b)	2,800	147,084
Crocs, Inc. (a)	20,400	178,908
Deckers Outdoor Corp. (a)	3,000	414,000
G-III Apparel Group, Ltd. (a)	3,300	90,948
Iconix Brand Group, Inc. (a)	17,200	264,192
J. Crew Group, Inc. (a)	11,670	535,653

Common Stocks	Shares	Value

Textiles Apparel & Shoes (concluded)
Jones Apparel Group, Inc.	20,300	$386,106
K-Swiss, Inc., Class A (a)	6,496	67,948
Kenneth Cole Productions, Inc., Class A (a)	992	12,708
Liz Claiborne, Inc. (a)	23,100	171,633
lululemon athletica, Inc. (a)	9,200	381,800
Maidenform Brands, Inc. (a)	3,900	85,215
Oxford Industries, Inc.	3,342	67,943
Perry Ellis International, Inc. (a)	1,850	41,902
Quiksilver, Inc. (a)	28,200	133,386
Skechers U.S.A., Inc., Class A (a)	7,455	270,766
Steven Madden Ltd. (a)	3,468	169,238
Timberland Co., Class A (a)	10,700	228,338
True Religion Apparel, Inc. (a)	5,600	170,016
Under Armour, Inc., Class A (a)(b)	8,100	238,221
Volcom, Inc. (a)	4,500	87,840
The Warnaco Group, Inc. (a)	10,400	496,184
Weyco Group, Inc.	1,600	37,632
Wolverine World Wide, Inc.	11,908	347,237

		5,470,818

Tobacco — 0.2%
Alliance One International, Inc. (a)	19,955	101,571
Star Scientific, Inc. (a)	15,800	40,290
Universal Corp.	5,556	292,745
Vector Group Ltd. (b)	9,825	151,600

		586,206

Toys — 0.1%
Jakks Pacific, Inc. (a)	5,930	77,386
Leapfrog Enterprises, Inc. (a)	6,846	44,841
RC2 Corp. (a)	4,813	72,051

		194,278

Transportation Miscellaneous — 0.2%
Dynamex, Inc. (a)	2,100	36,120
Echo Global Logistics, Inc. (a)	600	7,746
HUB Group, Inc., Class A (a)	9,100	254,618
Odyssey Marine Exploration, Inc. (a)	12,900	16,899
Pacer International, Inc. (a)	6,900	41,538
Textainer Group Holdings Ltd.	2,166	46,677
Todd Shipyards Corp.	1,700	27,931

		431,529

Truckers — 0.7%
Arkansas Best Corp.	5,541	165,565
Celadon Group, Inc. (a)	5,500	76,670
Forward Air Corp.	7,232	190,202
Heartland Express, Inc.	12,273	202,504
Knight Transportation, Inc.	13,162	277,587
Marten Transport Ltd. (a)	3,850	75,883
Old Dominion Freight Line, Inc. (a)	6,325	211,192
Patriot Transportation Holding, Inc. (a)	300	25,344
Saia, Inc. (a)	3,281	45,540
USA Truck, Inc. (a)	2,200	35,552

22	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Truckers (concluded)
Universal Truckload Services, Inc.	1,321	$23,223
Werner Enterprises, Inc.	9,400	217,798
YRC Worldwide, Inc. (a)	240,500	130,784

		1,677,844

Utilities: Electrical — 1.6%
Allete, Inc.	6,966	233,222
Avista Corp.	13,075	270,783
Black Hills Corp.	9,000	273,150
CH Energy Group, Inc.	3,989	162,911
Central Vermont Public Service Corp.	2,800	56,476
Cleco Corp.	14,067	373,479
El Paso Electric Co. (a)	10,708	220,585
The Empire District Electric Co.	8,168	147,187
IDACORP, Inc.	10,600	366,972
MGE Energy, Inc.	5,745	203,143
NorthWestern Corp.	7,900	211,799
Otter Tail Corp.	8,886	195,137
PNM Resources, Inc.	19,700	246,841
Pike Electric Corp. (a)	4,100	38,212
Portland General Electric Co.	16,800	324,408
UIL Holdings Corp.	6,867	188,842
Unisource Energy Corp.	7,883	247,841
Unitil Corp.	2,900	67,425

		3,828,413

Utilities: Gas Distributors — 1.2%
Chesapeake Utilities Corp.	2,267	67,557
The Laclede Group, Inc.	4,948	166,846
New Jersey Resources Corp.	9,461	355,355
Nicor, Inc. (c)	10,200	427,584
Northwest Natural Gas Co.	6,399	298,193
Piedmont Natural Gas Co.	17,600	485,408
South Jersey Industries, Inc.	6,832	286,876
Southwest Gas Corp.	10,790	322,837
WGL Holdings, Inc.	11,700	405,405

		2,816,061

Utilities: Telecommunications — 0.8%
Alaska Communications Systems Group, Inc.	9,000	73,080
Atlantic Tele-Network, Inc.	2,200	98,846
Cbeyond Communications, Inc. (a)	4,900	67,032
Cincinnati Bell, Inc. (a)	50,200	171,182
Cogent Communications Group, Inc. (a)	11,000	114,510
Consolidated Communications Holdings, Inc.	4,735	89,776
General Communication, Inc., Class A (a)	11,139	64,272
Global Crossing Ltd. (a)	7,300	110,595
HickoryTech Corp.	3,000	26,490
Incontact, Inc. (a)	6,100	17,385
Iowa Telecommunications Services, Inc.	7,100	118,570
j2 Global Communications, Inc. (a)	9,900	231,660

Common Stocks	Shares	Value

Utilities: Telecommunications (concluded)
NTELOS Holdings Corp.	7,500	$133,425
Neutral Tandem, Inc. (a)	7,300	116,654
PAETEC Holding Corp. (a)	30,120	140,962
Premiere Global Services, Inc. (a)	15,200	125,552
RCN Corp. (a)	9,100	137,228
Shenandoah Telecom Co.	5,900	110,920
SureWest Communications (a)	3,700	31,783
USA Mobility, Inc.	4,220	53,467

		2,033,389

Utilities: Water — 0.3%
American States Water Co.	3,885	134,809
Artesian Resources Corp., Class A	1,900	33,555
California Water Service Group	4,596	172,856
Connecticut Water Service, Inc.	2,100	48,867
Consolidated Water Co., Inc.	3,600	48,888
Middlesex Water Co.	3,300	56,265
Pennichuck Corp.	1,000	23,510
SJW Corp.	3,248	82,564
Southwest Water Co.	6,083	63,507
York Water Co.	3,200	44,000

		708,821

Total Common Stocks – 97.4%		237,736,666

Investment Companies

BlackRock Kelso Capital Corp. (d)	3,100	30,876
Gladstone Capital Corp.	4,100	48,380
Hercules Technology Growth Capital, Inc.	8,562	90,671
Kayne Anderson Energy Development Co.	2,200	35,552
Pennantpark Investment Corp.	4,900	50,764
Prospect Capital Corp. (b)	13,700	166,455

Total Investment Companies – 0.2%		422,698

Warrants (e)

Alternative Energy — 0.0%
GreenHunter Energy, Inc. (expires 8/27/11) (b)(f)	180	—

Communications Technology — 0.0%
Lantronix, Inc. (expires 2/09/11)	138	—

Total Warrants – 0.0%		—

Total Long-Term Investments (Cost – $185,378,745) – 97.6%		238,159,364

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	23

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (d)(g)	4,972,799	$4,972,799

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(g)(h)	$18,569	18,568,645

Total Short-Term Securities (Cost – $23,541,444) – 9.6%		23,541,444

Total Investments (Cost – $208,920,189*) – 107.2%		261,700,808
Liabilities in Excess of Other Assets – (7.2)%		(17,557,060)

Net Assets – 100.0%		$244,143,748

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$221,500,315

Gross unrealized appreciation	$61,888,530
Gross unrealized depreciation	(21,688,037)

Net unrealized appreciation	$40,200,493

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost		Realized Loss	Income

BlackRock Kelso Capital Corp.	—		—		—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—		$4,479,318	[1]	—	$549
BlackRock Liquidity Series, LLC, Money Market Series	$1,182,025	[2]	—		—	$41,292

[1]	Represents net sale cost.

[2]	Represents net purchase cost.

(e)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f)	Restricted security as to resale, representing 0.0% of net assets was as follows:

Issue	Acquisition Date	Cost	Value

GreenHunter Energy, Inc.	6/27/08	—	—

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

86	Russell 2000 ICE MINI	June 2010	$5,839,000	$(15,940)

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series most recent financial statements as contained in its annual report.

24	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (concluded)	Master Small Cap Index Series

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$237,736,666	—	—	$237,736,666
Investment Companies	422,698	—	—	422,698
Warrants	—	—	—	—
Short-Term Securities	4,972,799	$18,568,645	—	23,541,444

Total	$243,132,163	$18,568,645	—	$261,700,808

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Financial futures contracts	—	$(15,940)	—	$(15,940)

Total	—	$(15,940)	—	$(15,940)

1 Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	25

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: May 27, 2010